UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02071
Delaware Group® Income Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class A : DGCAX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.79%
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class A) returned 1.81% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Class A) – including sales charge	-2.77%	-1.94%	1.64%
Nomura Corporate Bond Fund (Class A) – excluding sales charge	1.81%	-1.02%	2.11%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DGCAX-0926

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class C : DGCCX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.54%
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class C) returned 1.05% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Class C) – including sales charge	0.08%	-1.75%	1.36%
Nomura Corporate Bond Fund (Class C) – excluding sales charge	1.05%	-1.75%	1.36%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DGCCX-0926

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class R : DGCRX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.04%
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class R) returned 1.56% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Class R) – including sales charge	1.56%	-1.28%	1.87%
Nomura Corporate Bond Fund (Class R) – excluding sales charge	1.56%	-1.28%	1.87%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DGCRX-0926

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Institutional Class : DGCIX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Institutional Class) returned 2.07% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Institutional Class) – including sales charge	2.07%	-0.78%	2.36%
Nomura Corporate Bond Fund (Institutional Class) – excluding sales charge	2.07%	-0.78%	2.36%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DGCIX-0926

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class R6 : DGCZX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.46%
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class R6) returned 2.16% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period January 31, 2019 (Class R6's inception), through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	Since inception (1/31/19)
Nomura Corporate Bond Fund (Class R6) – including sales charge	2.16%	-0.70%	2.75%
Nomura Corporate Bond Fund (Class R6) – excluding sales charge	2.16%	-0.70%	2.75%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.62%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.62%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.46% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DGCZX-0926

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class A : DEEAX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.81%
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class A) returned 0.19% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class A) – including sales charge	-4.34%	-5.12%	0.43%
Nomura Extended Duration Bond Fund (Class A) – excluding sales charge	0.19%	-4.23%	0.89%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DEEAX-0926

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class C : DEECX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.56%
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class C) returned -0.57% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class C) – including sales charge	-1.52%	-4.95%	0.15%
Nomura Extended Duration Bond Fund (Class C) – excluding sales charge	-0.57%	-4.95%	0.15%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DEECX-0926

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class R : DEERX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.06%
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class R) returned -0.05% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class R) – including sales charge	-0.05%	-4.48%	0.65%
Nomura Extended Duration Bond Fund (Class R) – excluding sales charge	-0.05%	-4.48%	0.65%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DEERX-0926

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Institutional Class : DEEIX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.56%
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Institutional Class) returned 0.50% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Institutional Class) – including sales charge	0.50%	-3.99%	1.16%
Nomura Extended Duration Bond Fund (Institutional Class) – excluding sales charge	0.50%	-3.99%	1.16%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DEEIX-0926

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class R6 : DEZRX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.47%
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class R6) returned 0.59% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class R6) – including sales charge	0.59%	-3.88%	1.24%
Nomura Extended Duration Bond Fund (Class R6) – excluding sales charge	0.59%	-3.88%	1.24%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.48% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5871626)
TSAR-DEZRX-0926

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class A : DDFAX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.93%
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class A) returned 4.90% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Class A) – including sales charge	2.08%	5.32%	4.69%
Nomura Floating Rate Fund (Class A) – excluding sales charge	4.90%	5.91%	4.97%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5854033)
TSAR-DDFAX-0926

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class C : DDFCX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.68%
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class C) returned 4.12% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Class C) – including sales charge	3.13%	5.12%	4.19%
Nomura Floating Rate Fund (Class C) – excluding sales charge	4.12%	5.12%	4.19%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5854033)
TSAR-DDFCX-0926

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class R : DDFFX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$121	1.18%
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class R) returned 4.76% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Class R) – including sales charge	4.76%	5.64%	4.71%
Nomura Floating Rate Fund (Class R) – excluding sales charge	4.76%	5.64%	4.71%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5854033)
TSAR-DDFFX-0926

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Institutional Class : DDFLX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.68%
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Institutional Class) returned 5.16% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Institutional Class) – including sales charge	5.16%	6.17%	5.23%
Nomura Floating Rate Fund (Institutional Class) – excluding sales charge	5.16%	6.17%	5.23%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5854033)
TSAR-DDFLX-0926

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class R6 : DDFZX
Annual shareholder report | July 31, 2026
This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.60%
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class R6) returned 5.38% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2021 (Class R6's inception), through July 31, 2026
Average annual total returns (as of July 31, 2026)	1 year	Since inception (8/31/21)
Nomura Floating Rate Fund (Class R6) – including sales charge	5.38%	6.29%
Nomura Floating Rate Fund (Class R6) – excluding sales charge	5.38%	6.29%
Bloomberg US Aggregate Index	2.71%	-0.37%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.19%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5854033)
TSAR-DDFZX-0926

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

Frances A. Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $148,000 for 2026 and $167,318 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $1,627,131 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $35,500 for 2026 and $20,280 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $17,300,000 for 2025.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Financial statements and other information
For the year ended July 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura Corporate Bond Fund	July 31, 2026
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.62%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.429% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,810,000	$ 2,815,098
Magnetite LI Series 2025-51A A1 144A 5.01% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	2,700,000	2,700,591
Total Collateralized Loan Obligations (cost $5,510,000)		5,515,689

Corporate Bonds — 96.54%
Automotive — 0.13%
Adient Global Holdings 144A 7.50% 2/15/33 #	1,100,000	1,136,039
		1,136,039
Banking — 22.39%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	2,480,000	2,442,050
Banco Santander
4.867% 4/15/31	2,400,000	2,364,179
7.25% 12/3/35 μ, ψ	2,000,000	2,006,470
Bank of America
5.489% 4/23/37 μ	6,125,000	5,969,416
5.518% 10/25/35 μ	5,783,000	5,720,517
6.625% 5/1/30 μ, ψ	1,790,000	1,828,447

Bank of Montreal 7.70% 5/26/84 μ	590,000	612,315
Bank of New York Mellon
5.95% 12/20/30 μ, ψ	820,000	822,948
6.15% 9/20/31 μ, ψ	415,000	411,637

Bank of Nova Scotia 8.00% 1/27/84 μ	390,000	409,303
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	4,625,000	4,502,387
Barclays 9.625% 12/15/29 μ, ψ	2,600,000	2,871,944
BNP Paribas 144A 7.00% 8/16/28 #, μ, ψ	590,000	602,450
BPCE 144A 6.347% 1/13/47 #, μ	2,800,000	2,625,992
Citibank 4.846% 6/18/32 μ	5,095,000	5,035,657
Citigroup
6.875% 8/15/30 μ, ψ	1,005,000	1,015,376
7.00% 8/15/34 μ, ψ	1,965,000	2,009,723
Citizens Financial Group
5.299% 1/29/36 μ	1,790,000	1,753,034
6.75% 10/6/31 μ, ψ	620,000	615,096
Credit Agricole
144A 4.75% 3/23/29 #, μ, ψ	640,000	622,695
144A 5.186% 8/1/32 #, μ	3,780,000	3,754,291

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Credit Agricole
144A 6.70% 9/23/34 #, μ, ψ	205,000	$ 203,818
Deutsche Bank
4.95% 8/4/31 μ	2,495,000	2,464,715
5.297% 5/9/31 μ	2,580,000	2,582,240
6.819% 11/20/29 μ	4,193,000	4,364,076
Goldman Sachs Group
4.972% 6/3/32 μ	5,535,000	5,461,222
5.094% 4/20/34 μ	5,580,000	5,463,710
5.387% 2/2/41 μ	3,585,000	3,397,347
6.215% 7/21/57 μ	3,090,000	3,062,511
6.484% 10/24/29 μ	8,145,000	8,406,096
6.50% 8/10/31 μ, ψ	415,000	412,089
7.50% 5/10/29 μ, ψ	1,565,000	1,619,897
HSBC Holdings
4.711% 5/12/30 μ	7,900,000	7,834,700
7.00% 9/24/35 μ, ψ	280,000	284,768
7.05% 6/5/30 μ, ψ	280,000	286,483

Huntington Bancshares 4.45% 10/15/27 μ, ψ	705,000	694,408
JPMorgan Chase & Co.
5.193% 2/5/37 μ	14,035,000	13,484,766
6.10% 7/1/31 μ, ψ	2,875,000	2,864,739
6.254% 10/23/34 μ	1,612,000	1,692,635

Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ	2,530,000	2,493,519
Morgan Stanley
4.809% 4/16/32 μ	4,550,000	4,463,953
5.605% 7/17/37 μ	2,355,000	2,341,716
5.90% 3/13/47 μ	1,030,000	997,030
6.407% 11/1/29 μ	6,240,000	6,440,276
6.627% 11/1/34 μ	6,485,000	6,909,069

Morgan Stanley Bank 4.788% 5/10/30 μ	3,430,000	3,416,520
National Australia Bank 144A 5.625% 6/4/37 #, μ	5,600,000	5,474,342
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	2,841,000	2,833,733
Northern Trust 5.117% 11/19/40 μ	5,695,000	5,457,124
PNC Financial Services Group 6.25% 3/15/30 μ, ψ	1,615,000	1,632,917
Popular 7.25% 3/13/28	7,805,000	8,005,448
Royal Bank of Canada 6.50% 11/24/85 μ	3,155,000	3,065,016
State Street
5.094% 4/24/37 μ	2,316,000	2,246,354
6.45% 9/15/30 μ, ψ	1,620,000	1,645,938

Toronto-Dominion Bank 6.35% 10/31/85 μ	770,000	770,297

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Truist Financial 6.25% 6/15/31 μ, ψ	1,645,000	$ 1,630,460
UBS Group 144A 9.25% 11/13/28 #, μ, ψ	2,125,000	2,276,848
US Bancorp 3.70% 1/15/27 μ, ψ	620,000	614,714
Wells Fargo & Co.
4.844% 5/20/32 μ	3,780,000	3,729,496
4.96% 1/23/37 μ	2,558,000	2,441,525
6.491% 10/23/34 μ	11,267,000	11,964,681
6.85% 9/15/29 μ, ψ	795,000	818,903

Zions Bancorp 5.239% 10/1/29 μ	5,800,000	5,803,036
		200,049,062
Basic Industry — 2.46%
Anglo American Capital 144A 5.25% 3/19/36 #	5,320,000	5,164,787
Ashton Woods USA 144A 6.875% 8/1/33 #	1,225,000	1,223,769
Builders FirstSource
144A 6.375% 3/1/34 #	1,100,000	1,080,742
144A 6.75% 5/15/35 #	1,250,000	1,239,136
Ecolab
5.15% 6/15/33	1,855,000	1,852,733
5.35% 6/15/36	1,885,000	1,881,814

LYB International Finance III 5.875% 1/15/36	1,480,000	1,469,800
LyondellBasell Industries 4.625% 2/26/55	3,840,000	2,828,903
Marcobre 144A 5.75% 1/22/36 #	2,550,000	2,500,912
Novelis 144A 6.375% 8/15/33 #	1,250,000	1,248,585
Olin 144A 6.625% 4/1/33 #	1,550,000	1,518,756
		22,009,937
Brokerage — 2.69%
Apollo Global Management 6.00% 12/15/54 μ	425,000	407,129
Blackstone Reg Finance 5.00% 12/6/34	3,550,000	3,439,682
Brookfield Asset Management 4.653% 11/15/30	5,225,000	5,112,914
Brookfield Finance 5.33% 1/15/36	1,717,000	1,658,628
Charles Schwab 5.493% 5/21/37 μ	3,305,000	3,284,980
Jefferies Financial Group
5.125% 4/28/31	3,135,000	3,069,668
6.20% 4/14/34	5,185,000	5,236,479

TPG Operating Group II 4.875% 5/15/31	1,905,000	1,862,512
		24,071,992
Capital Goods — 4.78%
Boeing 6.858% 5/1/54	5,005,000	5,365,106
Bombardier 144A 6.75% 6/15/33 #	1,250,000	1,289,022
Honeywell Aerospace 144A 5.732% 3/16/56 #	7,115,000	6,781,466

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Howmet Aerospace 4.75% 4/15/36	3,565,000	$ 3,395,046
Hubbell 5.15% 6/15/36	4,470,000	4,346,192
Regal Rexnord 6.40% 4/15/33	6,905,000	7,204,066
Republic Services 5.00% 7/15/36	1,760,000	1,711,393
RTX
4.625% 11/16/48	2,160,000	1,789,422
4.80% 12/15/43	3,115,000	2,748,819
6.40% 3/15/54	2,340,000	2,444,052

Sunbelt Rentals Holdings 144A 5.65% 8/12/36 #	3,540,000	3,484,068
TransDigm 144A 6.125% 7/31/34 #	2,175,000	2,153,290
		42,711,942
Communications — 8.15%
AT&T
5.55% 11/1/45	870,000	767,226
5.70% 11/1/54	3,870,000	3,342,774
6.00% 4/30/56	3,275,000	2,943,818
6.30% 1/15/38	3,185,000	3,264,698
Meta Platforms
5.625% 11/15/55	5,265,000	4,407,885
6.30% 5/15/56	2,700,000	2,480,210

Orange 144A 5.00% 1/13/36 #	4,340,000	4,135,700
Rogers Communications
5.30% 2/15/34	2,270,000	2,204,815
6.875% 7/31/56 μ	2,830,000	2,832,230

SBA Communications 5.15% 7/15/31	5,395,000	5,360,411
SoftBank
144A 4.699% 7/9/30 #	6,455,000	6,323,397
144A 5.332% 7/9/35 #	5,650,000	5,460,237

Sopaipilla Investor 144A 7.534% 11/30/48 #	1,020,000	1,057,918
Space Exploration Technologies
144A 5.35% 7/15/31 #	2,735,000	2,663,019
144A 5.65% 7/15/33 #	3,420,000	3,278,207
144A 5.875% 7/15/36 #	2,220,000	2,075,264
Time Warner Cable
6.55% 5/1/37	6,296,000	5,992,642
7.30% 7/1/38	2,930,000	2,897,189

T-Mobile USA 5.50% 1/15/55	6,115,000	5,261,292
Verizon Communications
5.875% 11/30/55	3,985,000	3,642,823

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
6.20% 5/14/56 μ	2,460,000	$ 2,408,634
		72,800,389
Consumer Cyclical — 5.21%
Amazon.com
5.30% 7/9/36	2,295,000	2,255,799
5.80% 3/13/56	4,810,000	4,426,012
6.10% 7/9/56	1,060,000	1,018,729

Ford Motor Credit 6.467% 5/22/36	5,719,000	5,737,696
General Motors 6.25% 4/15/35	8,220,000	8,466,160
General Motors Financial
5.10% 9/15/31	2,985,000	2,967,903
5.70% 9/30/30 μ, ψ	815,000	805,548

Gildan Activewear 144A 5.40% 10/7/35 #	3,800,000	3,650,366
Hyundai Capital America 144A 4.50% 9/18/30 #	9,165,000	8,926,179
Hyundai Capital America Class B 144A 5.00% 4/7/31 #	2,000,000	1,979,671
Royal Caribbean Cruises 5.375% 1/15/36	3,680,000	3,564,931
Toyota Motor Credit 5.00% 7/8/33	2,795,000	2,758,307
		46,557,301
Consumer Non-Cyclical — 7.10%
Abbott Laboratories 4.65% 3/15/36	7,755,000	7,370,429
Amgen 5.65% 2/19/56	1,885,000	1,760,822
CVS Health
5.05% 3/25/48	2,000,000	1,690,515
6.75% 12/10/54 μ	2,767,000	2,852,271

Eli Lilly & Co. 5.60% 5/20/56	1,610,000	1,535,708
HCA 5.30% 5/15/36	3,800,000	3,686,948
JBS
3.625% 1/15/32	12,045,000	11,064,806
144A 5.625% 3/10/37 #	2,345,000	2,289,412
Medline Borrower
144A 5.00% 6/15/31 #	6,020,000	5,940,797
144A 5.25% 6/15/33 #	3,535,000	3,479,882

Merck & Co. 5.85% 5/22/56	5,340,000	5,212,074
Molson Coors Beverage 5.50% 7/8/36	6,600,000	6,486,494
Novartis Capital 5.70% 3/18/56	3,890,000	3,761,951
Philip Morris International 4.875% 4/29/36	3,180,000	3,046,694
Pilgrim's Pride 3.50% 3/1/32	990,000	891,578
Thermo Fisher Scientific 4.55% 6/15/33	2,490,000	2,410,949
		63,481,330

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric — 10.43%
American Electric Power 5.80% 3/15/56 μ	820,000	$ 805,785
Capital Power US Holdings 144A 6.189% 6/1/35 #	2,430,000	2,460,556
CenterPoint Energy 6.40% 8/15/58 μ	1,030,000	1,029,813
CHPE
144A 5.10% 6/30/33 #	2,960,000	2,913,032
144A 5.35% 6/30/36 #	3,390,000	3,303,859

CMS Energy 3.75% 12/1/50 μ	890,000	820,582
Consumers Energy 6.10% 8/15/56	3,490,000	3,483,709
COX Asset Mexico 144A 7.125% 1/8/32 #	1,065,000	1,061,788
Dominion Energy Series A 6.875% 2/1/55 μ	2,535,000	2,593,728
DTE Energy 6.20% 7/1/58 μ	410,000	408,620
Duke Energy
3.25% 1/15/82 μ	630,000	622,871
3.30% 6/15/41	3,410,000	2,521,227
6.45% 9/1/54 μ	390,000	399,638
Duke Energy Carolinas
5.15% 6/15/36	3,530,000	3,449,833
5.75% 6/15/56	3,660,000	3,470,345
Entergy
5.875% 6/15/56 μ	415,000	410,571
7.125% 12/1/54 μ	400,000	410,309
Entergy Mississippi
5.05% 4/15/36	1,780,000	1,711,948
5.80% 4/15/55	7,375,000	6,976,914

Kentucky Utilities 5.85% 8/15/55	3,645,000	3,489,656
National Grid 5.405% 6/9/36	5,575,000	5,436,980
National Rural Utilities Cooperative Finance 7.125% 9/15/53 μ	585,000	607,108
NRG Energy
144A 4.734% 10/15/30 #	2,395,000	2,339,395
144A 5.407% 10/15/35 #	3,635,000	3,483,015
144A 6.125% 5/15/36 #	2,750,000	2,716,025

Oglethorpe Power 5.25% 9/1/50	3,415,000	2,992,965
Pacific Gas & Electric
5.85% 11/1/36	3,255,000	3,251,049
6.00% 5/1/56	5,744,000	5,291,588

PSEG Power 144A 5.20% 5/15/30 #	3,335,000	3,346,771
San Diego Gas & Electric 5.20% 3/15/36	1,600,000	1,563,445
Sierra Pacific Power 6.375% 9/15/56 μ	810,000	808,789
Southwestern Public Service 5.875% 8/15/56	4,525,000	4,297,829

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Talen Energy Supply
144A 6.25% 2/1/34 #	1,650,000	$ 1,619,155
144A 6.375% 5/1/33 #	825,000	812,853

Union Electric 4.80% 3/15/36	1,875,000	1,787,968
Vistra Operations
144A 4.70% 1/31/31 #	2,755,000	2,686,883
144A 5.35% 1/31/36 #	4,725,000	4,525,045
144A 5.55% 4/30/36 #	1,870,000	1,820,679

WEC Energy Group 5.625% 5/15/56 μ	830,000	818,104
Xcel Energy 5.75% 12/3/56 μ	625,000	613,251
		93,163,681
Energy — 8.06%
APA 6.75% 2/15/55	2,620,000	2,621,895
Archrock Services 144A 6.00% 2/1/34 #	1,250,000	1,223,925
BP Capital Markets 4.875% 3/22/30 μ, ψ	1,680,000	1,642,341
Cheniere Energy Partners
144A 5.35% 11/30/36 #	5,080,000	4,944,039
144A 6.05% 11/30/56 #	1,745,000	1,676,722
Enbridge
5.55% 6/20/35	1,445,000	1,445,549
7.20% 6/27/54 μ	1,565,000	1,648,624
Energy Transfer
6.30% 1/15/56	4,459,000	4,296,160
6.55% 1/15/57 μ	1,245,000	1,229,735
6.70% 1/15/57 μ	1,665,000	1,641,183
Esentia Energy Development
144A 6.125% 7/30/33 #	1,710,000	1,677,339
144A 6.50% 7/30/38 #	1,780,000	1,704,795

Global Partners 144A 7.125% 7/1/33 #	1,250,000	1,266,719
Kinder Morgan 5.55% 8/1/36	10,045,000	9,980,852
Occidental Petroleum 7.95% 6/15/39	3,497,000	4,059,377
ONEOK
5.70% 11/1/54	1,713,000	1,516,497
6.25% 10/15/55	4,747,000	4,559,915

Rio Grande LNG 144A 5.25% 6/30/31 #	2,590,000	2,558,833
Schlumberger Investment
4.80% 5/7/33	1,115,000	1,095,256
5.15% 5/7/36	3,175,000	3,107,847

Sunoco 144A 5.875% 3/15/34 #	2,150,000	2,105,691

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Valero Energy 5.15% 3/10/36	8,525,000	$ 8,240,268
Venture Global Calcasieu Pass 144A 6.00% 5/1/36 #	1,875,000	1,854,017
Western Midstream Operating
5.50% 12/15/35	2,725,000	2,653,403
5.70% 7/1/36	3,285,000	3,244,010
		71,994,992
Finance Companies — 7.42%
AerCap Funding DAC 4.875% 7/7/31	7,905,000	7,782,935
AerCap Ireland Capital DAC
5.375% 12/15/31	9,666,000	9,707,348
6.50% 1/31/56 μ	1,600,000	1,608,950

Apollo Debt Solutions 6.90% 4/13/29	1,750,000	1,789,896
Ares Capital 5.10% 1/15/31	4,160,000	4,000,100
Avolon Holdings Funding
144A 4.85% 4/1/33 #	3,295,000	3,145,651
144A 5.375% 5/30/30 #	5,485,000	5,500,182
Blackstone Private Credit Fund
5.05% 9/10/30	2,795,000	2,673,087
5.35% 3/12/31	965,000	922,953

Blackstone Secured Lending Fund 5.90% 5/21/31	3,740,000	3,638,590
Blue Owl Credit Income 6.60% 9/15/29	4,238,000	4,253,001
Jane Street Group 144A 6.125% 11/1/32 #	1,250,000	1,244,524
OneMain Finance
6.125% 5/15/30	1,100,000	1,093,855
6.75% 3/15/32	750,000	747,303

Rocket 144A 6.50% 6/15/34 #	1,100,000	1,110,069
SLM 6.495% 5/15/32 μ	1,645,000	1,641,166
SMBC Aviation Capital Finance DAC
144A 5.20% 7/23/31 #	2,460,000	2,450,549
144A 5.25% 11/26/35 #	5,270,000	5,076,185
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	3,020,000	2,989,896
144A 4.85% 3/24/31 #	2,640,000	2,592,254
144A 5.50% 3/24/36 #	1,270,000	1,238,249
8.256% 9/15/26 μ, ψ	1,110,000	1,118,043
		66,324,786
Healthcare — 0.12%
AMN Healthcare 144A 6.50% 1/15/31 #	1,100,000	1,100,901
		1,100,901

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance — 4.69%
Allianz 144A 6.50% 10/30/34 #, μ, ψ	2,400,000	$ 2,382,563
Athene Holding 6.875% 6/28/55 μ	2,189,000	2,068,855
Corebridge Global Funding 144A 4.55% 1/9/31 #	5,290,000	5,167,975
Elevance Health 5.70% 2/15/55	7,024,000	6,489,829
Equitable America Global Funding 144A 4.70% 9/15/32 #	3,060,000	2,958,359
Equitable Holdings 6.70% 3/28/55 μ	590,000	599,416
FWD Group Holdings 144A 5.252% 9/22/30 #	2,490,000	2,474,065
MetLife 6.35% 3/15/55 μ	595,000	603,883
Nippon Life Insurance 144A 5.046% 4/2/33 #	3,075,000	3,037,966
Prudential Financial 6.00% 9/1/52 μ	800,000	805,610
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	800,000	774,242
144A 6.85% 12/16/39 #	2,420,000	2,617,717

UnitedHealth Group 5.625% 7/15/54	3,205,000	2,987,379
Western-Southern Global Funding 144A 4.90% 5/1/30 #	5,580,000	5,551,028
Willis North America 4.55% 3/15/31	3,490,000	3,395,496
		41,914,383
Media — 0.35%
CCO Holdings
144A 6.375% 9/1/29 #	1,225,000	1,218,013
144A 7.00% 2/1/33 #	240,000	230,238

Versant Media Group 144A 7.25% 1/30/31 #	1,614,000	1,665,049
		3,113,300
Natural Gas — 1.70%
NiSource
5.75% 7/15/56 μ	3,200,000	3,153,954
5.85% 4/1/55	2,540,000	2,386,249

Sempra 5.25% 3/15/36	5,335,000	5,150,549
Southern Gas Capital 6.05% 9/15/56 μ	1,645,000	1,633,367
Spire 6.45% 6/1/56 μ	2,858,000	2,849,576
		15,173,695
Real Estate — 0.34%
Iron Mountain 144A 6.25% 1/15/35 #	3,075,000	3,040,141
		3,040,141
Real Estate Investment Trusts — 1.69%
Camden Property Trust 4.90% 2/28/36	3,900,000	3,727,994
Extra Space Storage 4.90% 2/1/32	6,370,000	6,277,669
FIBRA Prologis 144A 5.50% 11/26/35 #	2,545,000	2,423,349

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Public Storage Operating 5.15% 8/15/36	2,720,000	$ 2,650,119
		15,079,131
Services — 1.25%
United Rentals North America 144A 6.125% 3/15/34 #	11,005,000	11,147,096
		11,147,096
Technology — 5.41%
Beacon Point 144A 6.129% 11/30/42 #	1,540,000	1,478,616
CoStar Group 144A 2.80% 7/15/30 #	2,242,000	2,012,371
Dell International 5.25% 2/15/37	6,660,000	6,396,238
Foundry JV Holdco
144A 6.10% 1/25/36 #	4,820,000	4,932,370
144A 6.15% 1/25/32 #	1,805,000	1,865,104

Leidos 5.40% 3/15/32	10,055,000	10,115,224
NVIDIA
5.55% 6/15/46	3,655,000	3,375,357
5.625% 6/15/56	3,330,000	3,015,339
Oracle
4.70% 9/27/34	6,785,000	5,954,933
5.70% 2/4/36	1,530,000	1,417,496
5.875% 9/26/45	4,115,000	3,379,289
6.00% 8/3/55	1,270,000	1,019,378
6.70% 2/4/56	1,150,000	1,015,088

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	2,640,000	2,415,790
		48,392,593
Technology & Electronics — 0.49%
Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,405,171
		4,405,171
Telecommunications — 0.20%
Meridian Arc Holdco 144A 6.25% 4/30/31 #	1,850,000	1,779,335
		1,779,335
Transportation — 1.48%
ERAC USA Finance 144A 5.25% 4/30/36 #	5,145,000	5,035,806
Fedex Freight Holding
144A 4.95% 3/15/33 #	3,790,000	3,660,033
144A 5.25% 3/15/36 #	2,045,000	1,952,288

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)

Norfolk Southern 5.35% 8/1/54	2,870,000	$ 2,583,731
		13,231,858
Total Corporate Bonds (cost $883,699,442)		862,679,055

Government Agency Obligation — 0.54%
DAE Funding 144A 4.95% 1/15/33 #	5,110,000	4,842,093
Total Government Agency Obligation (cost $5,054,403)		4,842,093

Sovereign Bond — 0.27%Δ
Morocco — 0.27%
OCP 144A 6.70% 3/1/36 #	2,340,000	2,378,364
Total Sovereign Bond (cost $2,491,983)		2,378,364
	Number of shares
Common Stock — 0.05%♣
Financials — 0.05%
MNSN Holdings =, †	5,640	445,560
Total Common Stock (cost $42,300)		445,560

Convertible Preferred Stock — 0.13%♣
Energy — 0.13%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 †	22,731	1,159,281
Total Convertible Preferred Stock (cost $1,136,296)		1,159,281

Preferred Stock — 0.25%♣
Financials — 0.25%
SVB Financial Trust 11/7/29 †	6,431	2,231,557
Total Preferred Stock (cost $2,884,551)		2,231,557

Schedules of investments
Nomura Corporate Bond Fund
	Number of shares	Value (US $)

Short-Term Investments — 2.35%
Money Market Mutual Funds — 2.35%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	5,249,282	$ 5,249,282
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	5,249,282	5,249,282
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.63%)	5,249,282	5,249,282
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	5,249,283	5,249,283
Total Short-Term Investments (cost $20,997,129)		20,997,129
Total Value of Securities—100.75% (cost $921,816,104)		900,248,728

Liabilities Net of Receivables and Other Assets—(0.75%)		(6,660,169)
Net Assets Applicable to 60,282,468 Shares Outstanding—100.00%		$893,588,559
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of Rule 144A securities was $265,497,708, which represents 29.71% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
The following futures contracts were outstanding at July 31, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Notes
481	$51,948,000	$52,485,444	9/21/26	$—	$(537,444)	$(267,897)
US Treasury Long Bonds
599	64,879,188	66,854,213	9/21/26	—	(1,975,025)	(655,156)
US Treasury Ultra Bonds
88	9,652,500	10,251,485	9/21/26	—	(598,985)	(104,500)
		129,591,142		—	(3,111,454)	(1,027,553)
Short Contracts:
US Treasury 5 yr Notes
(582)	(61,678,358)	(62,083,925)	9/30/26	405,567	—	204,614
US Treasury 10 yr Ultra Notes
(1,234)	(135,373,662)	(137,349,860)	9/21/26	1,976,198	—	867,650
		(199,433,785)		2,381,765	—	1,072,264
Total Futures Contracts		$(69,842,643)		$2,381,765	$(3,111,454)	$44,711
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
LNG – Liquefied Natural Gas
SOFR01M – Secured Overnight Financing Rate 1 Month

Schedules of investments
Nomura Corporate Bond Fund
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Extended Duration Bond Fund	July 31, 2026
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.47%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.429% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	390,000	$ 390,708
Magnetite LI Series 2025-51A A1 144A 5.01% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	750,000	750,164
Total Collateralized Loan Obligations (cost $1,140,000)		1,140,872

Corporate Bonds — 97.17%
Automotive — 0.13%
Adient Global Holdings 144A 7.50% 2/15/33 #	300,000	309,829
		309,829
Banking — 11.45%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	660,000	649,900
Bank of America
2.676% 6/19/41 μ	3,400,000	2,396,286
6.625% 5/1/30 μ, ψ	1,020,000	1,041,909

Bank of New York Mellon 6.15% 9/20/31 μ, ψ	1,175,000	1,165,477
Barclays 9.625% 12/15/29 μ, ψ	850,000	938,905
Citigroup
5.612% 3/4/56 μ	1,600,000	1,498,035
6.875% 8/15/30 μ, ψ	475,000	479,904
7.00% 8/15/34 μ, ψ	1,000,000	1,022,760

Citizens Financial Group 6.75% 10/6/31 μ, ψ	625,000	620,056
Goldman Sachs Group
5.387% 2/2/41 μ	1,305,000	1,236,691
6.215% 7/21/57 μ	1,180,000	1,169,503
6.50% 8/10/31 μ, ψ	630,000	625,581
JPMorgan Chase & Co.
5.193% 2/5/37 μ	1,245,000	1,196,190
5.534% 11/29/45 μ	3,290,000	3,135,614

Mitsubishi UFJ Financial Group 5.868% 4/21/47 μ	2,125,000	2,066,303
Morgan Stanley
5.516% 11/19/55 μ	2,475,000	2,266,536
5.90% 3/13/47 μ	276,000	267,165

Societe Generale 144A 7.367% 1/10/53 #	860,000	881,324
UBS Group 144A 9.25% 11/13/28 #, μ, ψ	1,425,000	1,526,828
Wells Fargo & Co. 5.433% 1/23/47 μ	3,940,000	3,631,273
		27,816,240

Schedules of investments
Nomura Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 2.08%
Ashton Woods USA 144A 6.875% 8/1/33 #	275,000	$ 274,724
Builders FirstSource
144A 6.375% 3/1/34 #	300,000	294,748
144A 6.75% 5/15/35 #	225,000	223,044

LyondellBasell Industries 4.625% 2/26/55	1,785,000	1,314,998
Marcobre 144A 5.75% 1/22/36 #	680,000	666,910
Novelis 144A 6.375% 8/15/33 #	275,000	274,688
Olin 144A 6.625% 4/1/33 #	275,000	269,457
Steel Dynamics 5.75% 5/15/55	1,810,000	1,722,975
		5,041,544
Brokerage — 1.73%
Brookfield Asset Management 6.077% 9/15/55	1,575,000	1,520,604
Jefferies Financial Group 6.50% 1/20/43	830,000	817,144
Raymond James Financial 5.65% 9/11/55	2,007,000	1,856,114
		4,193,862
Capital Goods — 8.06%
Amphenol 5.30% 11/15/55	1,830,000	1,653,118
Boeing 6.858% 5/1/54	3,610,000	3,869,737
Bombardier 144A 6.75% 6/15/33 #	275,000	283,585
Honeywell Aerospace 144A 5.732% 3/16/56 #	2,055,000	1,958,667
Lockheed Martin 5.20% 2/15/55	3,480,000	3,117,649
Northrop Grumman 5.20% 6/1/54	3,060,000	2,712,239
Rockwell Automation 2.80% 8/15/61	2,290,000	1,225,675
RTX
4.625% 11/16/48	950,000	787,014
4.80% 12/15/43	1,620,000	1,429,562
6.40% 3/15/54	1,565,000	1,634,591

TransDigm 144A 6.125% 7/31/34 #	400,000	396,007
Waste Management 5.35% 10/15/54	545,000	502,375
		19,570,219
Communications — 12.20%
American Tower 3.10% 6/15/50	3,220,000	1,991,730
AT&T
5.70% 11/1/54	4,525,000	3,908,540
6.00% 4/30/56	260,000	233,708
6.30% 1/15/38	2,055,000	2,106,422

Charter Communications Operating 6.70% 12/1/55	1,325,000	1,170,355
Meta Platforms
5.625% 11/15/55	2,480,000	2,076,269

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Meta Platforms
6.30% 5/15/56	2,175,000	$ 1,997,947

Orange 144A 5.75% 1/13/56 #	1,480,000	1,396,868
Rogers Communications
4.55% 3/15/52	1,855,000	1,396,704
6.875% 7/31/56 μ	655,000	655,516

Sopaipilla Investor 144A 7.534% 11/30/48 #	280,000	290,409
Space Exploration Technologies
144A 5.875% 7/15/36 #	1,320,000	1,233,940
144A 6.65% 7/15/56 #	245,000	217,027
Time Warner Cable
6.55% 5/1/37	2,218,000	2,111,131
7.30% 7/1/38	1,005,000	993,746

T-Mobile USA 3.00% 2/15/41	6,095,000	4,295,344
Verizon Communications
5.875% 11/30/55	2,940,000	2,687,553
6.20% 5/14/56 μ	890,000	871,416
		29,634,625
Consumer Cyclical — 3.90%
Amazon.com
5.80% 3/13/56	3,240,000	2,981,346
6.10% 7/9/56	985,000	946,649

General Motors 5.40% 4/1/48	2,225,000	1,926,222
Lowe's 5.75% 7/1/53	3,105,000	2,885,280
VICI Properties 6.125% 4/1/54	785,000	734,554
		9,474,051
Consumer Non-Cyclical — 13.57%
Abbott Laboratories 5.50% 3/15/56	1,165,000	1,086,488
AbbVie 5.55% 3/15/56	2,030,000	1,895,345
Amgen 5.65% 2/19/56	4,145,000	3,871,940
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	2,400,000	2,264,687
Cigna Group 6.00% 1/15/56	2,655,000	2,580,509
CVS Health
5.05% 3/25/48	2,205,000	1,863,793
6.75% 12/10/54 μ	1,367,000	1,409,127
Eli Lilly & Co.
5.55% 10/15/55	2,660,000	2,519,246
5.60% 5/20/56	1,500,000	1,430,784

HCA 6.00% 4/1/54	2,785,000	2,614,613
JBS 144A 6.40% 5/10/57 #	990,000	940,569

Schedules of investments
Nomura Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Merck & Co. 5.85% 5/22/56	2,120,000	$ 2,069,213
Novartis Capital 5.70% 3/18/56	1,310,000	1,266,878
Pfizer Investment Enterprises 5.30% 5/19/53	2,405,000	2,158,596
Royalty Pharma 5.95% 9/25/55	1,355,000	1,296,174
Thermo Fisher Scientific 5.546% 2/12/46	3,255,000	3,092,614
Viatris 4.00% 6/22/50	895,000	594,394
		32,954,970
Electric — 13.93%
Ameren Illinois 5.625% 3/1/55	1,740,000	1,630,286
American Electric Power 6.05% 3/15/56 μ	905,000	889,729
Arizona Public Service 4.20% 8/15/48	2,720,000	2,082,223
Baltimore Gas and Electric 4.55% 6/1/52	1,210,000	953,322
CHPE 144A 5.875% 6/29/46 #	850,000	819,787
Consumers Energy 6.10% 8/15/56	585,000	583,946
Dominion Energy
6.20% 2/15/56 μ	695,000	684,524
Series B 7.00% 6/1/54 μ	957,000	998,979

Duke Energy 5.70% 9/15/55	2,720,000	2,475,270
Duke Energy Carolinas 5.75% 6/15/56	1,035,000	981,368
Entergy Mississippi 5.80% 4/15/55	3,070,000	2,904,288
Kentucky Utilities 5.85% 8/15/55	2,675,000	2,560,996
NextEra Energy Capital Holdings 3.00% 1/15/52	3,115,000	1,817,956
Northern States Power 5.65% 5/15/55	2,860,000	2,675,385
NRG Energy 144A 6.125% 5/15/36 #	750,000	740,734
Oglethorpe Power
4.50% 4/1/47	350,000	278,749
6.20% 12/1/53	410,000	406,621

Oklahoma Gas and Electric 5.90% 4/1/56	2,125,000	2,059,381
Pacific Gas & Electric 6.00% 5/1/56	2,549,000	2,348,234
Southwestern Electric Power 3.25% 11/1/51	3,205,000	2,013,037
Southwestern Public Service 5.875% 8/15/56	1,235,000	1,172,999
Talen Energy Supply 144A 6.25% 2/1/34 #	450,000	441,588
Union Electric 5.55% 3/15/56	720,000	662,433
Virginia Electric and Power 2.95% 11/15/51	2,785,000	1,644,832
		33,826,667
Energy — 10.28%
APA 6.75% 2/15/55	755,000	755,546
Archrock Services 144A 6.00% 2/1/34 #	275,000	269,264
Cheniere Energy 144A 6.00% 7/30/56 #	1,610,000	1,543,741
Cheniere Energy Partners 144A 6.05% 11/30/56 #	865,000	831,155

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamondback Energy 5.75% 4/18/54	1,490,000	$ 1,387,326
Enbridge 6.70% 11/15/53	1,825,000	1,914,153
Energy Transfer 6.30% 1/15/56	3,015,000	2,904,894
Enterprise Products Operating
3.30% 2/15/53	1,805,000	1,146,106
5.55% 2/16/55	1,085,000	1,005,100

Esentia Energy Development 144A 6.50% 7/30/38 #	805,000	770,989
Global Partners 144A 7.125% 7/1/33 #	250,000	253,344
Kinder Morgan 5.95% 8/1/54	2,800,000	2,685,239
Northern Natural Gas 144A 3.40% 10/16/51 #	2,550,000	1,626,961
Occidental Petroleum 7.95% 6/15/39	1,589,000	1,844,538
ONEOK
5.70% 11/1/54	647,000	572,781
6.25% 10/15/55	1,828,000	1,755,956

Sunoco 144A 5.875% 3/15/34 #	400,000	391,756
Targa Resources 6.125% 5/15/55	1,815,000	1,729,909
Valero Energy 3.65% 12/1/51	1,875,000	1,260,922
Venture Global Calcasieu Pass 144A 6.00% 5/1/36 #	325,000	321,363
		24,971,043
Finance Companies — 1.73%
AerCap Ireland Capital DAC 3.85% 10/29/41	2,940,000	2,290,867
Blue Owl Credit Income 6.60% 9/15/29	640,000	642,266
Jane Street Group 144A 6.125% 11/1/32 #	275,000	273,795
OneMain Finance
6.125% 5/15/30	300,000	298,324
6.75% 3/15/32	50,000	49,820

Rocket 144A 6.50% 6/15/34 #	300,000	302,746
SLM 6.495% 5/15/32 μ	350,000	349,184
		4,207,002
Healthcare — 0.12%
AMN Healthcare 144A 6.50% 1/15/31 #	300,000	300,246
		300,246
Insurance — 6.31%
Allianz 144A 6.50% 10/30/34 #, μ, ψ	1,000,000	992,735
Aon North America 5.75% 3/1/54	2,080,000	1,933,685
Athene Holding 6.875% 6/28/55 μ	940,000	888,407
Elevance Health 5.70% 2/15/55	3,261,000	3,013,003
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	1,340,000	1,319,665
Pacific Life Insurance 144A 5.95% 9/15/55 #	1,710,000	1,635,997

Schedules of investments
Nomura Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	227,000	$ 219,691
144A 6.85% 12/16/39 #	688,000	744,211

Travelers 5.70% 7/24/55	2,665,000	2,549,836
UnitedHealth Group 5.625% 7/15/54	2,190,000	2,041,298
		15,338,528
Media — 0.30%
CCO Holdings
144A 6.375% 9/1/29 #	200,000	198,859
144A 7.00% 2/1/33 #	67,000	64,275

Versant Media Group 144A 7.25% 1/30/31 #	459,000	473,518
		736,652
Natural Gas — 2.89%
NiSource 5.85% 4/1/55	1,785,000	1,676,951
Southern California Gas 4.30% 1/15/49	1,810,000	1,409,080
Southwest Gas
3.80% 9/29/46	705,000	513,707
4.15% 6/1/49	2,105,000	1,583,498

Spire 6.45% 6/1/56 μ	1,165,000	1,161,566
Spire Missouri 3.30% 6/1/51	1,020,000	668,550
		7,013,352
Real Estate — 0.23%
Iron Mountain 144A 6.25% 1/15/35 #	575,000	568,482
		568,482
Services — 0.60%
United Rentals North America 144A 6.125% 3/15/34 #	1,450,000	1,468,722
		1,468,722
Technology — 5.71%
Beacon Point 144A 6.129% 11/30/42 #	435,000	417,661
Broadcom 5.70% 1/15/56	2,880,000	2,574,726
Intel 6.125% 5/15/56	1,920,000	1,803,123
NVIDIA
5.55% 6/15/46	1,015,000	937,343
5.625% 6/15/56	1,335,000	1,208,852
Oracle
3.60% 4/1/50	2,604,000	1,493,904
5.875% 9/26/45	2,140,000	1,757,394
6.00% 8/3/55	1,200,000	963,192
6.70% 2/4/56	1,210,000	1,068,049

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Verisk Analytics 3.625% 5/15/50	2,455,000	$ 1,651,569
		13,875,813
Telecommunications — 0.14%
Meridian Arc Holdco 144A 6.25% 4/30/31 #	350,000	336,631
		336,631
Transportation — 1.81%
Norfolk Southern 5.35% 8/1/54	610,000	549,155
Union Pacific 5.60% 12/1/54	4,070,000	3,852,415
		4,401,570
Total Corporate Bonds (cost $251,989,823)		236,040,048

Government Agency Obligation — 0.26%
OCP 144A 5.125% 6/23/51 #	830,000	635,723
Total Government Agency Obligation (cost $678,110)		635,723
	Number of shares
Convertible Preferred Stock — 0.32%♣
Energy — 0.32%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 †	14,912	760,512
Total Convertible Preferred Stock (cost $740,232)		760,512

Short-Term Investments — 0.33%
Money Market Mutual Funds — 0.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	204,742	204,742
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	204,742	204,742
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.63%)	204,742	204,742

Schedules of investments
Nomura Extended Duration Bond Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	204,742	$ 204,742
Total Short-Term Investments (cost $818,968)		818,968
Total Value of Securities—98.55% (cost $255,367,133)		239,396,123

Receivables and Other Assets Net of Liabilities—1.45%		3,511,131
Net Assets Applicable to 18,291,562 Shares Outstanding—100.00%		$242,907,254
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of Rule 144A securities was $30,543,135, which represents 12.57% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

The following futures contracts were outstanding at July 31, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Ultra Notes
278	$30,497,470	$31,015,576	9/21/26	$—	$(518,106)	$(198,295)
US Treasury Ultra Bonds
62	6,800,625	7,205,978	9/21/26	—	(405,353)	(73,625)
		38,221,554		—	(923,459)	(271,920)
Short Contracts:
US Treasury 5 yr Notes
(113)	(11,975,351)	(12,046,736)	9/30/26	71,385	—	39,725
US Treasury 10 yr Notes
(79)	(8,532,000)	(8,635,708)	9/21/26	103,708	—	43,204
US Treasury Long Bonds
(111)	(12,022,688)	(12,477,400)	9/21/26	454,712	—	121,406
		(33,159,844)		629,805	—	204,335
Total Futures Contracts		$5,061,710		$629,805	$(923,459)	$(67,585)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
July 31, 2026
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Assets:
Investments, at value*	$900,248,728	$239,396,123
Cash	605,751	399,536
Cash collateral due from broker	1,708,087	630,466
Dividends and interest receivable	11,303,328	3,633,685
Receivable for fund shares sold	800,048	592,704
Prepaid expenses	71,557	59,257
Variation margin due from broker on futures contracts	44,711	—
Other assets	22,815	3,582
Total Assets	914,805,025	244,715,353
Liabilities:
Payable for securities purchased	17,807,463	583,543
Distribution payable	1,284,131	34,840
Payable for fund shares redeemed	1,251,621	851,925
Other accrued expenses	507,496	188,783
Investment management fees payable to affiliates	288,085	69,529
Distribution fees payable to affiliates	66,620	8,607
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,571	1,543
Accounting and administration expenses payable to affiliates	3,947	1,316
Legal fees payable to affiliates	1,532	428
Variation margin due to broker on futures contracts	—	67,585
Total Liabilities	21,216,466	1,808,099
Total Net Assets	$893,588,559	$242,907,254

Net Assets Consist of:
Paid-in capital	$1,280,929,746	$391,528,993
Total distributable earnings (loss)	(387,341,187)	(148,621,739)
Total Net Assets	$893,588,559	$242,907,254

	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund

Net Asset Value

Class A:
Net assets	$275,886,583	$26,192,473
Shares of beneficial interest outstanding, unlimited authorization, no par	18,610,785	1,968,741
Net asset value per share	$14.82	$13.30
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$15.52	$13.93

Class C:
Net assets	$4,964,441	$1,958,967
Shares of beneficial interest outstanding, unlimited authorization, no par	334,821	147,346
Net asset value per share	$14.83	$13.29**

Class R:
Net assets	$5,925,668	$2,639,266
Shares of beneficial interest outstanding, unlimited authorization, no par	399,373	198,050
Net asset value per share	$14.84	$13.33

Institutional Class:
Net assets	$602,602,183	$201,009,007
Shares of beneficial interest outstanding, unlimited authorization, no par	40,653,328	15,141,414
Net asset value per share	$14.82	$13.28

Class R6:
Net assets	$4,209,684	$11,107,541
Shares of beneficial interest outstanding, unlimited authorization, no par	284,161	836,011
Net asset value per share	$14.81	$13.29
*Investments, at cost	$921,816,104	$255,367,133
**Net asset value per share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended July 31, 2026
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Investment Income:
Interest	$52,781,906	$15,442,056
Dividends	849,721	62,702
	53,631,627	15,504,758

Expenses:
Management fees	4,862,361	1,528,208
Distribution expenses — Class A	755,078	73,182
Distribution expenses — Class C	61,393	23,547
Distribution expenses — Class R	33,499	15,526
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,016,560	264,684
Accounting and administration expenses	168,713	103,985
Registration fees	105,870	84,939
Reports and statements to shareholders expenses	104,812	39,898
Legal fees	99,797	27,880
Trustees’ fees	77,940	14,847
Audit and tax fees	56,178	53,256
Custodian fees	14,740	13,754
Other	71,107	25,669
	7,428,048	2,269,375
Less expenses waived	(1,193,265)	(606,514)
Less expenses paid indirectly	(2,329)	(5,478)
Total operating expenses	6,232,454	1,657,383
Net Investment Income (Loss)	47,399,173	13,847,375

	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$1,437,941	$(6,564,077)
Futures contracts	594,152	(19,523)
Options purchased	(591,109)	(170,555)
Options written	113,395	31,853
Net realized gain (loss)	1,554,379	(6,722,302)

Net change in unrealized appreciation (depreciation) on:
Investments	(25,066,198)	(4,158,560)
Futures contracts	(827,819)	(423,937)
Net change in unrealized appreciation (depreciation)	(25,894,017)	(4,582,497)
Net Realized and Unrealized Gain (Loss)	(24,339,638)	(11,304,799)
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,059,535	$2,542,576
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Corporate Bond Fund
	Year ended
	7/31/26	7/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$47,399,173	$55,858,912
Net realized gain (loss)	1,554,379	(31,627,569) [1]
Net increase from payment by affiliates	—	5,892 [2]
Net change in unrealized appreciation (depreciation)	(25,894,017)	24,246,541
Net increase (decrease) in net assets resulting from operations	23,059,535	48,483,776

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(14,468,747)	(16,580,944)
Class C	(248,050)	(348,671)
Class R	(303,915)	(340,738)
Institutional Class	(33,820,794)	(40,889,267)
Class R6	(654,583)	(670,982)
	(49,496,089)	(58,830,602)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	26,313,171	27,272,800
Class C	672,480	1,359,295
Class R	783,074	1,517,679
Institutional Class	130,625,090	179,535,269
Class R6	3,017,664	9,237,822

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	13,758,445	15,776,749
Class C	211,703	303,777
Class R	303,493	339,994
Institutional Class	17,940,743	24,355,633
Class R6	596,523	438,449
	194,222,386	260,137,467

	Year ended
	7/31/26	7/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(77,992,627)	$(85,745,672)
Class C	(3,238,813)	(3,672,113)
Class R	(2,039,341)	(2,281,710)
Institutional Class	(240,579,463)	(353,181,375)
Class R6	(14,998,484)	(9,281,211)
	(338,848,728)	(454,162,081)
Decrease in net assets derived from capital share transactions	(144,626,342)	(194,024,614)
Net Decrease in Net Assets	(171,062,896)	(204,371,440)

Net Assets:
Beginning of year	1,064,651,455	1,269,022,895
End of year	$893,588,559	$1,064,651,455
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Extended Duration Bond Fund
	Year ended
	7/31/26	7/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,847,375	$19,126,116
Net realized gain (loss)	(6,722,302)	(41,289,296) [1]
Net increase from payment by affiliates	—	1,791 [2]
Net change in unrealized appreciation (depreciation)	(4,582,497)	25,876,985
Net increase (decrease) in net assets resulting from operations	2,542,576	3,715,596

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,427,175)	(1,607,480)
Class C	(97,055)	(118,059)
Class R	(143,335)	(171,279)
Institutional Class	(11,811,554)	(15,748,824)
Class R6	(651,285)	(1,222,760)
	(14,130,404)	(18,868,402)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	2,936,213	4,955,833
Class C	216,732	491,194
Class R	520,545	763,981
Institutional Class	44,545,955	88,454,192
Class R6	6,618,247	39,153,482

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,390,780	1,569,776
Class C	96,697	117,100
Class R	143,224	171,107
Institutional Class	11,667,220	15,478,680
Class R6	449,067	1,041,252
	68,584,680	152,196,597

	Year ended
	7/31/26	7/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(8,410,804)	$(10,769,687)
Class C	(848,055)	(1,623,068)
Class R	(1,581,481)	(1,617,570)
Institutional Class	(90,645,172)	(258,065,650)
Class R6	(7,839,919)	(45,240,986)
	(109,325,431)	(317,316,961)
Decrease in net assets derived from capital share transactions	(40,740,751)	(165,120,364)
Net Decrease in Net Assets	(52,328,579)	(180,273,170)

Net Assets:
Beginning of year	295,235,833	475,509,003
End of year	$242,907,254	$295,235,833
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura Corporate Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$15.27	$15.39	$15.09	$16.01	$19.47

0.70	0.70	0.67	0.48	0.45
(0.42)	(0.08)	0.26	(0.85)	(3.10)
—	—[3]	—	—	—
0.28	0.62	0.93	(0.37)	(2.65)

(0.73)	(0.74)	(0.63)	(0.55)	(0.51)
—	—	—	—	(0.30)
(0.73)	(0.74)	(0.63)	(0.55)	(0.81)
$14.82	$15.27	$15.39	$15.09	$16.01
1.81%	4.10%[3]	6.38%	(2.15%)	(13.91%)

$275,887	$322,027	$367,604	$233,495	$285,977
0.79%	0.80%	0.82%	0.82%	0.82%
0.91%	0.91%	0.92%	0.92%	0.91%
4.58%	4.57%	4.44%	3.92%	2.49%
4.46%	4.46%	4.34%	3.82%	2.40%
219%	144%	123%	109%	109%

Financial highlights
Nomura Corporate Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$15.28	$15.40	$15.09	$16.01	$19.47

0.59	0.58	0.55	0.39	0.30
(0.42)	(0.08)	0.28	(0.87)	(3.07)
—	—[3]	—	—	—
0.17	0.50	0.83	(0.48)	(2.77)

(0.62)	(0.62)	(0.52)	(0.44)	(0.39)
—	—	—	—	(0.30)
(0.62)	(0.62)	(0.52)	(0.44)	(0.69)
$14.83	$15.28	$15.40	$15.09	$16.01
1.05%	3.33%[3]	5.66%	(2.87%)	(14.55%)

$4,964	$7,459	$9,542	$11,482	$15,995
1.54%	1.55%	1.57%	1.57%	1.57%
1.66%	1.66%	1.67%	1.67%	1.66%
3.83%	3.81%	3.69%	3.17%	1.74%
3.71%	3.70%	3.59%	3.07%	1.65%
219%	144%	123%	109%	109%

Financial highlights
Nomura Corporate Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$15.29	$15.41	$15.10	$16.02	$19.50

0.66	0.66	0.63	0.45	0.39
(0.41)	(0.08)	0.28	(0.86)	(3.09)
—	—[3]	—	—	—
0.25	0.58	0.91	(0.41)	(2.70)

(0.70)	(0.70)	(0.60)	(0.51)	(0.48)
—	—	—	—	(0.30)
(0.70)	(0.70)	(0.60)	(0.51)	(0.78)
$14.84	$15.29	$15.41	$15.10	$16.02
1.56%	3.84%[3]	6.18%	(2.33%)	(14.26%)

$5,926	$7,054	$7,550	$7,613	$9,419
1.04%	1.05%	1.07%	1.07%	1.07%
1.16%	1.16%	1.17%	1.17%	1.16%
4.33%	4.32%	4.19%	3.67%	2.24%
4.21%	4.21%	4.09%	3.57%	2.15%
219%	144%	123%	109%	109%

Financial highlights
Nomura Corporate Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$15.27	$15.39	$15.09	$16.01	$19.47

0.74	0.74	0.70	0.52	0.48
(0.42)	(0.08)	0.27	(0.86)	(3.07)
—	—[3]	—	—	—
0.32	0.66	0.97	(0.34)	(2.59)

(0.77)	(0.78)	(0.67)	(0.58)	(0.57)
—	—	—	—	(0.30)
(0.77)	(0.78)	(0.67)	(0.58)	(0.87)
$14.82	$15.27	$15.39	$15.09	$16.01
2.07%	4.36%[3]	6.65%	(1.91%)	(13.69%)

$602,602	$712,373	$868,986	$924,989	$957,741
0.54%	0.55%	0.57%	0.57%	0.57%
0.66%	0.66%	0.67%	0.67%	0.66%
4.83%	4.81%	4.69%	4.17%	2.74%
4.71%	4.70%	4.59%	4.07%	2.65%
219%	144%	123%	109%	109%

Financial highlights
Nomura Corporate Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$15.26	$15.38	$15.08	$16.00	$19.47

0.75	0.75	0.72	0.53	0.51
(0.42)	(0.08)	0.27	(0.86)	(3.11)
—	—[3]	—	—	—
0.33	0.67	0.99	(0.33)	(2.60)

(0.78)	(0.79)	(0.69)	(0.59)	(0.57)
—	—	—	—	(0.30)
(0.78)	(0.79)	(0.69)	(0.59)	(0.87)
$14.81	$15.26	$15.38	$15.08	$16.00
2.16%	4.46%[3]	6.76%	(1.71%)	(13.78%)

$4,210	$15,738	$15,341	$15,030	$12,206
0.46%	0.45%	0.46%	0.48%	0.48%
0.58%	0.56%	0.58%	0.58%	0.57%
4.90%	4.92%	4.80%	4.27%	2.83%
4.78%	4.81%	4.68%	4.17%	2.74%
219%	144%	123%	109%	109%

Financial highlights
Nomura Extended Duration Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$13.94	$14.42	$14.40	$15.81	$21.36

0.68	0.67	0.65	0.49	0.57
(0.63)	(0.49)	—[3]	(1.34)	(4.62)
—	—[4]	—	—	—
0.05	0.18	0.65	(0.85)	(4.05)

(0.69)	(0.66)	(0.63)	(0.56)	(0.60)
—	—	—	—	(0.90)
—	—	—	—	— [5]
(0.69)	(0.66)	(0.63)	(0.56)	(1.50)
$13.30	$13.94	$14.42	$14.40	$15.81
0.19%	1.29%[4]	4.70%	(5.12%)	(20.07%)

$26,192	$31,444	$36,940	$43,304	$66,508
0.81%	0.81%	0.82%	0.82%	0.82%
1.03%	1.01%	0.98%	1.05%	1.01%
4.77%	4.74%	4.64%	4.22%	3.09%
4.55%	4.54%	4.48%	3.99%	2.90%
124%	119%	86%	60%	76%

Financial highlights
Nomura Extended Duration Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$13.93	$14.41	$14.38	$15.80	$21.36

0.57	0.56	0.54	0.41	0.45
(0.63)	(0.48)	0.01	(1.37)	(4.66)
—	—[3]	—	—	—
(0.06)	0.08	0.55	(0.96)	(4.21)

(0.58)	(0.56)	(0.52)	(0.46)	(0.45)
—	—	—	—	(0.90)
—	—	—	—	— [4]
(0.58)	(0.56)	(0.52)	(0.46)	(1.35)
$13.29	$13.93	$14.41	$14.38	$15.80
(0.57%)	0.54%[3]	3.99%	(5.95%)	(20.66%)

$1,959	$2,585	$3,690	$3,743	$5,319
1.56%	1.56%	1.57%	1.57%	1.57%
1.78%	1.76%	1.73%	1.80%	1.76%
4.02%	3.98%	3.89%	3.47%	2.34%
3.80%	3.78%	3.73%	3.24%	2.15%
124%	119%	86%	60%	76%

Financial highlights
Nomura Extended Duration Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$13.97	$14.45	$14.42	$15.84	$21.42

0.65	0.64	0.62	0.48	0.54
(0.64)	(0.49)	—[3]	(1.38)	(4.68)
—	—[4]	—	—	—
0.01	0.15	0.62	(0.90)	(4.14)

(0.65)	(0.63)	(0.59)	(0.52)	(0.54)
—	—	—	—	(0.90)
—	—	—	—	— [5]
(0.65)	(0.63)	(0.59)	(0.52)	(1.44)
$13.33	$13.97	$14.45	$14.42	$15.84
(0.05%)	1.04%[4]	4.51%	(5.40%)	(20.35%)

$2,639	$3,663	$4,472	$4,731	$5,489
1.06%	1.06%	1.07%	1.07%	1.07%
1.28%	1.26%	1.23%	1.30%	1.26%
4.51%	4.49%	4.39%	3.97%	2.84%
4.29%	4.29%	4.23%	3.74%	2.65%
124%	119%	86%	60%	76%

Financial highlights
Nomura Extended Duration Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$13.91	$14.39	$14.37	$15.78	$21.33

0.71	0.71	0.68	0.54	0.60
(0.62)	(0.49)	—[3]	(1.36)	(4.62)
—	—[4]	—	—	—
0.09	0.22	0.68	(0.82)	(4.02)

(0.72)	(0.70)	(0.66)	(0.59)	(0.63)
—	—	—	—	(0.90)
—	—	—	—	— [5]
(0.72)	(0.70)	(0.66)	(0.59)	(1.53)
$13.28	$13.91	$14.39	$14.37	$15.78
0.50%	1.54%[4]	4.96%	(4.90%)	(19.90%)

$201,009	$245,113	$411,058	$345,299	$332,410
0.56%	0.56%	0.57%	0.57%	0.57%
0.78%	0.76%	0.73%	0.80%	0.76%
5.02%	4.96%	4.89%	4.47%	3.34%
4.80%	4.76%	4.73%	4.24%	3.15%
124%	119%	86%	60%	76%

Financial highlights
Nomura Extended Duration Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/26	7/31/25	7/31/24	7/31/23[1]	7/31/22[1]
$13.92	$14.40	$14.38	$15.79	$21.33

0.71	0.72	0.70	0.56	0.69
(0.61)	(0.49)	(0.01)	(1.37)	(4.67)
—	—[3]	—	—	—
0.10	0.23	0.69	(0.81)	(3.98)

(0.73)	(0.71)	(0.67)	(0.60)	(0.66)
—	—	—	—	(0.90)
—	—	—	—	—[4]
(0.73)	(0.71)	(0.67)	(0.60)	(1.56)
$13.29	$13.92	$14.40	$14.38	$15.79
0.59%	1.64%[3]	5.07%	(4.74%)	(19.83%)

$11,108	$12,431	$19,349	$15,827	$11,663
0.47%	0.46%	0.46%	0.47%	0.48%
0.69%	0.66%	0.62%	0.67%	0.66%
5.11%	5.06%	5.00%	4.57%	3.43%
4.89%	4.86%	4.84%	4.37%	3.25%
124%	119%	86%	60%	76%

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
July 31, 2026
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Corporate Bond Fund (formerly, Macquarie Corporate Bond Fund through November 30, 2025), Nomura Extended Duration Bond Fund (formerly, Macquarie Extended Duration Bond Fund through November 30, 2025), and Nomura Floating Rate Fund (formerly, Macquarie Floating Rate Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended July 31, 2026, and for all open tax years (years ended July 31, 2023–July 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended July 31, 2026, the Funds did not incur any interest or tax penalties.

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
1. Significant Accounting Policies (continued)
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Derivative Financial Instruments — Each Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, each Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Fund under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Fund. The Funds may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements.
Recent Accounting Standard — Each Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of July 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended July 31, 2026, each Fund did not pay a material amount of

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
1. Significant Accounting Policies (continued)
foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura Corporate Bond Fund	$—
Nomura Extended Duration Bond Fund	5,283
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura Corporate Bond Fund	$2,329
Nomura Extended Duration Bond Fund	195
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meetings held on September 10, 2025 and November 7, 2025, Fund shareholders approved a new investment advisory agreement for the Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund, respectively. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund's name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie Corporate Bond Fund	Nomura Corporate Bond Fund
Macquarie Extended Duration Bond Fund	Nomura Extended Duration Bond Fund
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund's average daily net assets from August 1, 2025 (except as noted) through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Nomura Corporate Bond Fund	0.54%	0.46%*
Nomura Extended Duration Bond Fund	0.56%	0.48%*
*	Effective the Closing Date. Prior to the Closing Date, the expense limitation for Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund were 0.45% and 0.46%, respectively.

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from August 1, 2025 (except as noted) through November 30, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Nomura Corporate Bond Fund	0.79%	1.54%	1.04%	0.54%	0.46%*
Nomura Extended Duration Bond Fund	0.81%	1.56%	1.06%	0.56%	0.48%**
*	Effective the Closing Date. Prior to the Closing Date, the amount for Nomura Corporate Bond Fund Class R6 was 0.45%.
**	Effective the Closing Date. Prior to the Closing Date, the amount for Nomura Extended Duration Bond Fund Class R6 was 0.46%.
DMC has principal responsibility for the Funds and, prior to the Closing Date, DMC had entered into sub-advisory agreements on behalf of the Funds with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (each, a Prior Affiliated Sub-Advisor and together, the Prior Affiliated Sub-Advisors). DMC also permitted these Prior Affiliated Sub-Advisors to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believed it would have been beneficial to utilize a Prior Affiliated Sub-Advisor’s specialized market knowledge. Although the Prior Affiliated Sub-Advisors served as sub-advisors, DMC had ultimate responsibility for all investment advisory services. For these services, DMC, not each Fund, paid each Prior Affiliated Sub-Advisor a portion of its investment management fee. As of the Closing Date, each Prior Affiliated Sub-Advisor no longer serves as a sub-advisor to each Fund.
Effective June 12, 2026, DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Funds. NCRAM is responsible for the day-to-day investment management of the portion of the Funds that invests in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Funds, pays NCRAM a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended July 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Corporate Bond Fund	$49,729
Nomura Extended Duration Bond Fund	16,679
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services,
DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended July 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Corporate Bond Fund	$69,892
Nomura Extended Duration Bond Fund	19,437
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended July 31, 2026,

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura Corporate Bond Fund	$18,834
Nomura Extended Duration Bond Fund	5,974
For the year ended July 31, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura Corporate Bond Fund	$5,660
Nomura Extended Duration Bond Fund	2,837
For the year ended July 31, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura Corporate Bond Fund	$1,315	$89
Nomura Extended Duration Bond Fund	—	12
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
During the year ended July 31, 2025, DMC reimbursed Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund $5,892 and $1,791, respectively in connection with trade errors. These amounts are included in "Net increase from payment by affiliates" in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
3. Investments
For the year ended July 31, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura Corporate Bond Fund	$2,158,034,309	$2,307,799,338
Nomura Extended Duration Bond Fund	338,430,419	378,809,473

The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Nomura Corporate Bond Fund	$922,040,707	$3,439,023	$(25,960,691)	$(22,521,668)
Nomura Extended Duration Bond Fund	255,174,838	145,371	(16,217,740)	(16,072,369)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
3. Investments (continued)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of July 31, 2026:
	Nomura Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$5,515,689	$—	$5,515,689
Common Stock	—	—	445,560	445,560
Convertible Preferred Stock	1,159,281	—	—	1,159,281
Corporate Bonds	—	862,679,055	—	862,679,055
Government Agency Obligation	—	4,842,093	—	4,842,093
Preferred Stock	—	2,231,557	—	2,231,557
Sovereign Bond	—	2,378,364	—	2,378,364
Short-Term Investments	20,997,129	—	—	20,997,129
Total Value of Securities	$22,156,410	$877,646,758	$445,560	$900,248,728

Derivatives[1]
Assets:
Futures Contracts	$2,381,765	$—	$—	$2,381,765

Liabilities:
Futures Contracts	$(3,111,454)	$—	$—	$(3,111,454)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

	Nomura Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$1,140,872	$1,140,872
Convertible Preferred Stock	760,512	—	760,512
Corporate Bonds	—	236,040,048	236,040,048
Government Agency Obligation	—	635,723	635,723
Short-Term Investments	818,968	—	818,968
Total Value of Securities	$1,579,480	$237,816,643	$239,396,123

Derivatives[1]
Assets:
Futures Contracts	$629,805	$—	$629,805

Liabilities:
Futures Contracts	$(923,459)	$—	$(923,459)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended July 31, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Nomura Corporate Bond Fund's net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Nomura Corporate Bond Fund's net assets at the end of the year. As of July 31, 2026, Nomura Extended Duration Bond Fund had no Level 3 investments.

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2026 and 2025 were as follows:
Ordinary income
Year ended July 31, 2026:
Nomura Corporate Bond Fund	$49,496,089
Nomura Extended Duration Bond Fund	14,130,404

Year ended July 31, 2025:
Nomura Corporate Bond Fund	58,830,602
Nomura Extended Duration Bond Fund	18,868,402
5. Components of Net Assets on a Tax Basis
As of July 31, 2026, the components of net assets on a tax basis were as follows:
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Paid-in capital	$1,280,929,746	$391,528,993
Undistributed ordinary income	966,492	7,738
Capital loss carryforwards	(364,394,748)*	(132,522,268)
Other temporary differences	(1,284,131)	(34,840)
Deferred directors fees	(107,132)	—
Unrealized appreciation (depreciation) of investments and derivatives	(22,521,668)	(16,072,369)
Net assets	$893,588,559	$242,907,254
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, dividends payable, deferred trustees' fees, market discount and premium on debt instruments, and amortization of premium on callable bonds.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2026, the Funds had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2026, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura Corporate Bond Fund	$ 111,221,568	$253,173,180	$ 364,394,748
Nomura Extended Duration Bond Fund	21,688,333	110,833,935	132,522,268
6. Capital Shares
Transactions in capital shares were as follows:
	Nomura Corporate Bond Fund		Nomura Extended Duration Bond Fund
	Year ended		Year ended
	7/31/26	7/31/25	7/31/26	7/31/25
Shares sold:
Class A	1,712,072	1,777,147	208,798	345,687
Class C	43,814	88,778	15,337	33,903
Class R	51,177	98,831	36,783	53,929
Institutional Class	8,516,141	11,701,409	3,114,800	6,208,397
Class R6	196,980	613,246	471,940	2,762,668

Shares issued upon reinvestment of dividends and distributions:
Class A	899,542	1,028,913	99,318	110,695
Class C	13,829	19,801	6,909	8,256
Class R	19,821	22,156	10,198	12,050
Institutional Class	1,172,862	1,588,131	834,662	1,090,793
Class R6	38,965	28,565	32,064	73,582
	12,665,203	16,966,977	4,830,809	10,699,960

Shares redeemed:
Class A	(5,086,534)	(5,601,048)	(594,989)	(762,321)
Class C	(211,145)	(240,036)	(60,512)	(112,652)
Class R	(133,116)	(149,488)	(111,216)	(113,240)
Institutional Class	(15,684,976)	(23,096,949)	(6,426,972)	(18,242,623)
Class R6	(982,939)	(607,889)	(560,763)	(3,286,796)
	(22,098,710)	(29,695,410)	(7,754,452)	(22,517,632)
Net decrease	(9,433,507)	(12,728,433)	(2,923,643)	(11,817,672)

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
6. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended July 31, 2026 and 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value

Nomura Corporate Bond Fund
Year ended
7/31/26	12,324	661	1,026	661	8,890	4,463	$214,622
7/31/25	21,997	3,066	5,703	8,127	21,997	652	470,124

Nomura Extended Duration Bond Fund
Year ended
7/31/26	—	351	—	—	351	—	4,975
7/31/25	873	2,094	4,769	6,855	875	—	110,514
7. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of July 31, 2026, or at any time during the year then ended.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2026, Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund posted $1,708,087 and $630,466, respectively, in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended July 31, 2026, Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund entered into futures contracts to hedge each Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
8. Derivatives (continued)
counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open option contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended July 31, 2026, Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund used options contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Nomura Corporate Bond Fund
Asset Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$2,381,765
Liability Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(3,111,454)
Nomura Extended Duration Bond Fund
Asset Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$629,805
Liability Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(923,459)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through July 31, 2026. Only current day variation margin is reported on the Funds' “Statements of assets and liabilities.”
The effect of derivative instruments on the "Statements of operations" for the year ended July 31, 2026 was as follows:
	Nomura Corporate Bond Fund
	Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Options Written	Total
Interest rate contracts	$594,152	$(591,109)	$113,395	$116,438

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(827,819)
	Nomura Extended Duration Bond Fund
	Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Options Written	Total
Interest rate contracts	$(19,523)	$(170,555)	$31,853	$(158,225)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(423,937)
The tables below summarize the average daily balance of derivative holdings by the Funds during the year ended July 31, 2026:
	Long Derivative Volume
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Futures contracts (average notional amount)	$147,283,056	$42,288,866
Options contracts (average value)*	52,516	14,911
	Short Derivative Volume
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Futures contracts (average notional amount)	$197,147,378	$35,747,972
Options contracts (average value)*	6,071	1,705
*Long represents purchased options and short represents written options.
9. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
9. Securities Lending (continued)
securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended July 31, 2026, each Fund had no securities out on loan.

10. Credit and Market Risks
Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Service LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. There were no unfunded loan commitments as of July 31, 2026.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a

Notes to financial statements
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
10. Credit and Market Risks (continued)
combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund and Board of Trustees of Delaware Group Income Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund (formerly Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund) (the “Funds”), each a series of Delaware Group Income Funds, as of July 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended July 31, 2025, and prior, were audited by other auditors whose report dated September 30, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 29, 2026

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Tax Information
The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended July 31, 2026, each Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)
Nomura Corporate Bond Fund	100.00%
Nomura Extended Duration Bond Fund	100.00%

(A) is based on a percentage of each Fund’s total distributions.
For the fiscal year ended July 31, 2026, certain distributions paid by each Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital Gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. Nomura Extended Duration Bond Fund did not have any foreign shareholders for the fiscal year ended July 31, 2026. For the fiscal year ended July 31, 2026, Nomura Corporate Bond Fund reported maximum distributions of Qualified Interest Income of $39,042,175.
The percentage of the ordinary dividends reported by the Funds that is treated as a Section
163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is as follows:
Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
93.85%	97.60%

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund (formerly, Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund) (for purposes of this paragraph, each, a Fund and collectively, the "Funds") for the fiscal year ending July 31, 2026.
PwC’s reports on the financial statements for the fiscal years ended July 31, 2024 and July 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended July 31, 2024 and July 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended July 31, 2024 and July 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated October 2, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement at a Meeting Held on May 19-20, 2026
At a Board Meeting held on May 19-20, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura Diversified Income Fund, Nomura Wealth Builder Fund, Nomura Strategic Income Fund, Nomura Strategic Income ETF, Nomura Corporate Bond Fund, Nomura Extended Duration Bond Fund, Nomura Limited-Term Diversified Income Fund, Nomura Global Listed Real Assets Fund, Nomura VIP Investment Grade Series, Nomura VIP Limited Duration Bond Series, Nomura VIP Total Return Series, Nomura Asset Strategy Fund, Nomura Balanced Fund, Nomura Global Bond Fund, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as sub-advisor to the Funds and the approval of the amendment of the existing sub-advisory agreement between DMC and NCRAM (the “Amended Sub-Advisory Agreement”) to include the Funds. In reaching the decision to approve the amendment, the Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Amended Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; and a copy of the Amended Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the

Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios, noting that NCRAM had recently begun sub-advising several high-yield fixed income funds in the Nomura Funds complex. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with pro forma profitability analyses of Nomura Investment Management Business Trust, including the estimated sub-advisory fee that would be paid to NCRAM. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through reduced proportionate costs for shareholders and the Manager’s investment management fee breakpoints paid to the Manager other than for Nomura Strategic Income ETF so that as a Fund grows in size, its effective investment management fee rate declines. They also noted that the Manager had put in place a fee waiver for each Fund that was currently in effect, other than for the Nomura Asset Strategy Fund which does not have a fee waiver.
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM had recently begun sub-advising certain high-yield funds within the Nomura Funds complex and that it expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the proposed advisory fee rates under the Amended Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Amended Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5871626)
AR-BOND-0926
This page is not part of the financial statements and other information.

Fixed income mutual fund
Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Financial statements and other information
For the year ended July 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Floating Rate Fund	July 31, 2026
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 3.53%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 7.879% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 249,141
Series 2017-1A ERR 144A 11.229% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	400,000	397,200

AGL CLO 3 Series 2020-3A ER 144A 9.003% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	807,107
AGL CLO 32 Series 2024-32A E 144A 9.484% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	439,320
AIMCO CLO 18 Series 2022-18A ER 144A 9.229% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	249,063
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 7.579% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,001,604
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.15% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	424,341
Ballyrock CLO 26 Series 2024-26A C1 144A 7.11% (TSFR03M + 3.30%, Floor 3.30%) 7/25/37 #, •	500,000	503,358
Barings CLO
Series 2024-2A E 144A 9.653% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	990,764
Series 2024-5A D2 144A 7.853% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	995,257

Bear Mountain Park CLO Series 2022-1A ER 144A 9.703% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	660,170
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.479% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	859,681
Dryden CLO 109 Series 2022-109A ER 144A 9.103% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	990,309
KKR CLO 27 Series 27A ER2 144A 10.003% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	937,501
Lodi Park CLO Series 2024-1A D1 144A 6.734% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	749,952
    1

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Madison Park Funding XXXI Series 2018-31A ER 144A 10.152% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	$ 900,913
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.143% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,471,540
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.453% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	220,000	215,903
Neuberger Berman Loan Advisers CLO 57 Series 2024-57A D1 144A 6.675% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •	1,000,000	1,006,988
Octagon Investment Partners 48 Series 2020-3A DAR2 144A 6.903% (TSFR03M + 3.15%, Floor 3.15%) 1/15/39 #, •	1,000,000	1,007,723
OHA Loan Funding Series 2016-1A D1R2 144A 6.779% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	602,333
Silver Point CLO 5 Series 2024-5A E 144A 10.129% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	842,870
Sound Point CLO Series 2025-1RA E 144A 11.222% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	444,683
Symphony CLO XXII Series 2020-22A DR 144A 7.029% (TSFR03M + 3.30%, Floor 3.30%) 4/18/33 #, •	1,000,000	995,824
TCW CLO Series 2024-2A E 144A 11.00% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	521,632
Venture CLO 49 Series 2024-49A E 144A 11.409% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	786,804
Verde CLO Series 2019-1A DRR 144A 6.953% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	1,000,479
Wellfleet CLO
Series 2022-1A D1R 144A 7.703% (TSFR03M + 3.95%, Floor 3.95%) 7/15/37 #, •	1,000,000	973,557
Series 2022-1A ER 144A 11.503% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	500,914
Total Collateralized Loan Obligations (cost $22,568,915)		21,526,931

2

	Principal amount°	Value (US $)

Convertible Bond — 0.03%
Communication Services — 0.03%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	276,519	$ 189,640
Total Convertible Bond (cost $267,602)		189,640

Corporate Bonds — 3.29%
Communication Services — 0.73%
Digicel International Finance 144A 8.625% 8/1/32 #	1,000,000	1,033,317
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,052,741
McGraw-Hill Education 144A 7.375% 9/1/31 #	1,000,000	1,013,400
Univision Communications 144A 8.875% 4/15/33 #	1,000,000	968,975
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	410,584
		4,479,017
Consumer Discretionary — 0.35%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	571,000	568,238
New Flyer Holdings 144A 9.25% 7/1/30 #	750,000	803,404
S&S Holdings 144A 8.375% 10/1/31 #	759,000	733,579
		2,105,221
Energy — 0.26%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	297,494
144A 6.25% 4/15/32 #	698,000	677,990

Transocean International 144A 7.875% 10/15/32 #	582,000	606,570
		1,582,054
Financials — 0.49%
Ardonagh Finco 144A 7.75% 2/15/31 #	1,000,000	1,016,098
First Eagle Holdings 144A 7.25% 8/15/32 #	1,000,000	1,012,925
Howden UK Refinance 144A 7.25% 2/15/31 #	1,000,000	991,163
		3,020,186
Healthcare — 0.34%
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #	1,000,000	1,028,745
Global Medical Response 144A 7.375% 10/1/32 #	1,000,000	1,018,401
		2,047,146
Industrials — 0.64%
Bombardier 144A 8.75% 11/15/30 #	500,000	527,485
Columbus McKinnon 144A 7.125% 2/1/33 #	1,000,000	1,008,325
CompoSecure Holdings 144A 5.625% 2/1/33 #	285,000	274,141
    3

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Industrials (continued)
Manitowoc 144A 9.25% 10/1/31 #	2,000,000	$ 2,120,776
		3,930,727
Materials — 0.30%
Sword Purchaser 144A 8.25% 4/15/33 #	750,000	767,512
WS Escrow 144A 7.75% 6/1/33 #	1,000,000	1,035,262
		1,802,774
Utilities — 0.18%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	517,154
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	553,277
		1,070,431
Total Corporate Bonds (cost $19,772,976)		20,037,556

Loan Agreements — 91.48%
Communication Services — 7.36%
Arches Buyer TBD 7/28/31 X	1,343,311	1,325,259
Coral US Co-Borrower Tranche B-7 7.003% (SOFR03M + 3.25%) 1/31/32 •	6,725,000	6,590,500
Digicel International Finance Tranche B 8.232% (SOFR03M + 4.50%) 8/6/32 •	3,606,711	3,633,761
Discovery Global Holdings 6.231% (SOFR01M + 2.50%) 6/3/33 •	7,375,385	7,387,680
EOC Borrower Tranche B 6.481% (SOFR01M + 2.75%) 3/24/32 •	3,613,500	3,628,745
Midcontinent Communications 6.231% (SOFR01M + 2.50%) 8/16/31 •	3,365,062	3,310,380
Nexstar Media
Tranche B-5 6.231% (SOFR01M + 2.50%) 6/28/32 •	1,905,750	1,901,880
Tranche B7 6.481% (SOFR01M + 2.75%) 3/18/33 •	858,357	858,655

QTS Thunder Managing Issuer 6.025% (SOFR03M + 2.25%) 7/22/33 •	5,000,000	4,938,750
Speedster Bidco Tranche B1 6.482% (SOFR03M + 2.75%) 12/10/31 •	1,930,684	1,916,204
Sunrise HoldCo III 6.341% (SOFR06M + 2.47%) 2/15/32 •	2,875,000	2,834,750
Univision Communications 1st Lien 7.982% (SOFR03M + 4.25%) 6/24/29 •	4,180,004	4,169,554
Virgin Media Bristol Tranche Y 6.967% (SOFR06M + 3.28%) 3/31/31 •	2,858,000	2,420,726
		44,916,844
4

	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary — 11.65%
Allwyn Entertainment Financing (US) Tranche B 6.323% (SOFR03M + 2.50%) 11/24/32 •	4,758,075	$ 4,719,416
American Axle & Manufacturing Tranche C 6.915% - 6.925% (SOFR03M + 3.25%) 2/3/33 •	1,886,125	1,897,913
Boots Group Finco 6.92% (SOFR03M + 3.25%) 8/30/32 •	1,432,800	1,439,517
Caesars Entertainment Tranche B-1 5.981% (SOFR01M + 2.25%) 2/6/31 •	1,994,100	1,907,690
Clarios Global 6.231% (SOFR01M + 2.50%) 1/28/32 •	2,500,000	2,508,595
Fertitta Entertainment Tranche B 6.981% (SOFR01M + 3.25%) 1/27/29 •	2,988,785	2,993,200
Flutter Entertainment
Tranche B 5.482% (SOFR03M + 1.75%) 11/30/30 •	1,473,650	1,463,057
Tranche B 5.732% (SOFR03M + 2.00%) 6/4/32 •	1,430,550	1,426,974

Flynn Restaurant Group 7.481% (SOFR01M + 3.75%) 1/28/32 •	3,310,270	3,279,236
Gaia Purchaser Tranche B TBD 6/25/33 X	2,820,000	2,820,000
Gloves Buyer TBD 5/21/32 X	5,605,000	5,621,350
Highline AfterMarket Acquisition 7.23% (SOFR06M + 3.50%) 2/13/30 •	1,492,434	1,494,299
Hunter Douglas Holding Tranche B-1 6.732% (SOFR03M + 3.00%) 1/17/32 •	4,985,624	4,992,633
IRB Holding Tranche B 6.231% (SOFR01M + 2.50%) 12/15/30 •	2,586,186	2,594,359
J&J Ventures Gaming 7.231% (SOFR01M + 3.50%) 4/26/30 •	7,593,875	7,569,552
Kuehg 6.482% (SOFR03M + 2.75%) 6/12/30 •	4,488,665	4,254,410
Lernen Bidco Tranche B3 7.165% (SOFR06M + 3.50%) 10/27/31 •	950,436	927,863
Mavis Tire Express Services Topco 6.92% (SOFR03M + 3.25%) 5/6/33 •	2,820,000	2,818,923
Scientific Games Holdings 6.75% (SOFR03M + 3.00%) 4/4/29 •	2,878,947	2,826,093
Skechers U.S.A. Tranche B-1 6.481% (SOFR01M + 2.75%) 9/13/32 •	1,496,250	1,506,225
Tenneco Tranche B 8.742% - 8.832% (SOFR03M + 5.10%) 11/17/28 •	4,240,000	4,245,741
Varsity Brands TBD 8/26/31 X	3,000,000	3,002,343
Voyager Parent Tranche B 7.982% (SOFR03M + 4.25%) 7/1/32 •	3,821,173	3,830,462
WH Borrower Tranche B TBD 2/20/32 X	945,000	950,552
		71,090,403
    5

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Staples — 4.89%
EG America Tranche B 6.916% (SOFR03M + 3.25%) 2/10/31 •	3,670,000	$ 3,689,880
Fiesta Purchaser 6.481% (SOFR01M + 2.75%) 2/12/31 •	5,714,011	5,625,752
Froneri International Tranche B6 6.454% (SOFR06M + 2.50%) 9/30/32 •	3,830,750	3,815,281
Golden State Foods 7.232% (SOFR03M + 3.50%) 12/4/31 •	4,142,940	4,153,728
Nourish Buyer I 7.763% (SOFR03M + 4.00%) 7/9/32 •	4,104,912	4,130,568
Pegasus Bidco TBD 7/12/32 X	1,500,000	1,504,688
Triton Water Holdings 6.482% (SOFR03M + 2.75%) 3/31/31 •	1,995,000	2,005,314
United Natural Foods TBD 5/1/31 X	2,992,500	3,020,555
Vital Bidco AB TBD 7/22/33 X	1,880,000	1,866,291
		29,812,057
Financials — 15.99%
Acrisure Tranche B7 6.981% (SOFR01M + 3.25%) 6/21/32 •	2,861,100	2,589,295
Alera Group 6.481% (SOFR01M + 2.75%) 5/28/32 •	3,920,424	3,818,403
Allspring Buyer 6.75% (SOFR03M + 3.00%) 11/1/30 •	1,422,000	1,429,466
AmWINS Group 5.732% (SOFR03M + 2.00%) 1/30/32 •	1,509,494	1,498,245
Amynta Agency Borrower 6.231% (SOFR01M + 2.50%) 12/29/31 •	2,863,158	2,851,399
Ardonagh Group Finco Tranche B 6.732% - 6.833% (SOFR06M + 3.00%) 2/15/31 •	3,240,417	3,183,710
Asurion Tranche B-13 8.073% (SOFR03M + 4.25%) 9/19/30 •	3,811,500	3,724,152
Azorra Soar TLB Finance 6.164% (SOFR03M + 2.50%) 10/18/29 •	4,599,976	4,622,975
Chrysaor Bidco Tranche B1 6.763% (SOFR03M + 3.00%) 10/30/31 •	1,881,883	1,890,901
Citadel Securities 5.661% (SOFR03M + 2.00%) 6/10/33 •	3,760,000	3,760,237
Dechra Pharmaceuticals Holdings Tranche B3 6.697% (SOFR06M + 2.75%) 1/27/32 •	950,418	954,180
Dwyer Instruments Tranche B TBD 7/25/33 X	4,400,800	4,400,800
Edelman Financial Engines Center Tranche B 7.731% (SOFR01M + 4.00%) 12/1/31 •	5,165,000	5,192,116
Fastener Distribution Holdings
TBD 7/23/33 X	699,738	700,613
TBD 7/24/33 X	3,061,354	3,065,181

First Eagle Holdings 7.232% (SOFR03M + 3.50%) 8/16/32 •	4,107,755	4,114,315
6

	Principal amount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

Focus Financial Partners Tranche B 6.231% (SOFR01M + 2.50%) 9/15/31 •	4,680,203	$ 4,624,092
Glatfelter 8.073% (SOFR03M + 4.25%) 11/4/31 •	7,042,761	7,009,991
HighTower Holding 6.408% (SOFR03M + 2.75%) 2/3/32 •	1,492,462	1,492,462
Hudson River Trading Tranche B-2 6.167% (SOFR01M + 2.50%) 3/18/30 •	2,985,000	2,982,928
Hyperion Refinance 6.481% (SOFR01M + 2.75%) 2/15/31 •	911,597	877,665
Jane Street Group 5.666% (SOFR03M + 2.00%) 12/15/31 •	1,492,105	1,487,721
Jefferies Finance 6.42% (SOFR01M + 2.75%) 10/21/31 •	7,092,548	7,098,754
Jupiter Borrower 6.482% (SOFR03M + 2.75%) 6/30/33 •	3,445,000	3,464,378
Nexus Buyer
7.731% (SOFR01M + 4.00%) 7/31/31 •	952,800	935,020
2nd Lien 9.481% (SOFR01M + 5.75%) 2/16/32 •	3,000,000	2,925,000

Opal Bidco SAS Tranche B6 6.232% (SOFR03M + 2.50%) 4/28/32 •	2,992,500	3,001,540
Osttra Group 1st Lien 7.263% (SOFR03M + 3.50%) 10/8/32 •	4,812,938	4,835,284
OVG Business Services 6.731% (SOFR01M + 3.00%) 6/25/31 •	2,141,689	2,152,398
Speed Midco 3 Tranche B 6.195% (SOFR06M + 2.50%) 10/7/32 •	950,225	952,007
Stonepeak Bayou Holdings 6.482% (SOFR03M + 2.75%) 10/1/32 •	1,907,415	1,908,211
Trucordia Insurance Holdings 6.982% (SOFR03M + 3.25%) 6/17/32 •	1,910,563	1,700,401
Truist Insurance Holdings Tranche B 6.482% (SOFR03M + 2.75%) 5/6/31 •	2,334,153	2,303,226
		97,547,066
Healthcare — 9.82%
AthenaHealth Group 6.981% (SOFR01M + 3.25%) 2/17/32 •	1,800,000	1,789,501
Aveanna Healthcare 6.731% (SOFR01M + 3.00%) 9/17/32 •	4,144,811	4,168,125
Charlotte Buyer 8.145% (SOFR01M + 4.50%) 6/17/31 •	2,393,939	2,399,259
Ensemble RCM Tranche B 6.823% (SOFR03M + 3.00%) 2/9/33 •	3,790,000	3,780,525
Heartland Dental 7.231% (SOFR01M + 3.50%) 8/25/32 •	7,298,039	7,317,525
Hologic Tranche B 5.995% (SOFR03M + 2.25%) 4/7/33 •	5,685,000	5,600,049
LifePoint Health Tranche B2 7.25% (SOFR03M + 3.50%) 5/16/31 •	2,883,748	2,759,129
    7

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Mamba Purchaser 6.474% (SOFR01M + 2.75%) 10/14/31 •	2,974,720	$ 2,979,554
Mckesson Medical-Surgical Top Holdings Tranche B 5.982% (SOFR03M + 2.25%) 6/9/32 •	2,825,000	2,833,387
Parexel International Tranche B TBD 12/12/31 X	2,100,000	2,106,563
Performance Health Holdings 7.482% (SOFR03M + 3.75%) 3/19/32 •	4,254,065	4,211,524
PointClickCare Technologies TBD 11/3/31 X	3,000,000	2,990,625
Raven Acquisition Holdings 6.731% (SOFR01M + 3.00%) 11/19/31 •	4,059,942	4,039,642
Select Medical Tranche B-3 TBD 12/3/31 X	3,000,000	3,011,250
Southern Veterinary Partners 6.156% (SOFR03M + 2.50%) 12/4/31 •	1,898,156	1,901,176
Surgery Center Holdings 6.231% (SOFR01M + 2.50%) 12/19/30 •	1,477,337	1,477,439
US Fertility Enterprises 6.982% (SOFR03M + 3.25%) 12/10/32 •	1,787,729	1,797,785
Zelis Payments Buyer 6.981% (SOFR01M + 3.25%) 11/26/31 •	4,821,575	4,741,214
		59,904,272
Industrials — 16.57%
AlixPartners 5.731% (SOFR01M + 2.00%) 8/12/32 •	1,716,375	1,712,391
Allied Universal Holdco 6.981% (SOFR01M + 3.25%) 8/20/32 •	952,800	956,487
American Airlines Tranche B 5.935% (SOFR06M + 2.25%) 2/15/28 •	4,453,608	4,430,877
Anticimex Global AB Tranche B8 6.563% (SOFR03M + 2.90%) 11/17/31 •	947,838	951,787
Azuria Water Solutions 6.482% (SOFR03M + 2.75%) 4/25/33 •	2,586,294	2,584,678
BradyPlus Holdings 7.231% (SOFR01M + 3.50%) 12/29/32 •	3,241,875	3,210,468
Cimpress PLC Tranche B-1 6.231% (SOFR01M + 2.50%) 6/3/33 •	1,496,250	1,499,991
Columbus McKinnon Tranche B 7.232% (SOFR03M + 3.50%) 2/3/33 •	2,991,506	3,005,531
Composecure Holdings 5.918% (SOFR03M + 2.25%) 1/14/33 •	3,710,000	3,707,681
CPV Fairview Tranche B 6.232% (SOFR03M + 2.50%) 8/14/31 •	5,736,795	5,751,137
Dayforce 6.823% (SOFR03M + 3.00%) 2/4/33 •	5,730,000	5,345,615
Dwyer Instruments TBD 7/15/33 X	300,055	300,055
8

	Principal amount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)
Fleet Midco I Tranche B3 TBD 2/21/31 X	2,809,419	$ 2,823,466
GFL Environmental Services 6.156% (SOFR03M + 2.50%) 3/3/32 •	1,910,563	1,915,935
Goat Holdco Tranche B 6.231% (SOFR01M + 2.50%) 1/27/32 •	2,958,197	2,965,592
Grant Thornton Advisors 6.481% (SOFR01M + 2.75%) 6/2/31 •	1,311,754	1,236,328
Gryphon Acquire NewCo Tranche B 6.414% (SOFR03M + 2.75%) 9/10/32 •	4,797,975	4,813,717
Indicor Tranche E 6.231% (SOFR01M + 2.50%) 11/22/29 •	2,977,416	2,983,350
Lsf12 Crown US Commercial Bidco TBD 12/2/31 X	1,410,000	1,414,406
Mermaid Bidco Tranche B 6.908% (SOFR03M + 3.25%) 7/3/31 •	4,315,555	4,267,004
PFI Lower Midco 7.731% (SOFR01M + 4.00%) 12/1/32 •	945,250	951,749
Pre-Paid Legal Services 1st Lien 6.981% (SOFR01M + 3.25%) 12/15/28 •	4,468,719	4,168,475
Qxo Building Products 5.731% (SOFR01M + 2.00%) 7/1/33 •	1,880,000	1,878,590
Radar Bidco Tranche B4 6.502% (SOFR03M + 2.75%) 4/4/31 •	4,272,317	4,282,998
Rockpoint Gas Storage Partners 5.982% (SOFR03M + 2.25%) 9/18/31 •	3,804,395	3,813,115
Ryan 7.231% (SOFR01M + 3.50%) 11/5/32 •	7,615,912	7,635,904
Saphilux 1st Lien TBD 7/18/33 X	1,410,000	1,414,113
SunSource Borrower 7.831% (SOFR01M + 4.10%) 3/25/31 •	3,901,425	3,921,541
Touchdown Acquirer Tranche B 6.323% (SOFR03M + 2.50%) 2/21/31 •	3,497,128	3,484,014
Transdigm
Tranche J 6.231% (SOFR01M + 2.50%) 2/28/31 •	1,492,386	1,496,218
Tranche M 6.231% (SOFR01M + 2.50%) 8/19/32 •	4,759,038	4,771,211

White Cap Supply Holdings Tranche C 6.981% (SOFR01M + 3.25%) 10/19/29 •	4,468,882	4,468,882
Windsor Holdings III Tranche B 6.481% (SOFR01M + 2.75%) 8/1/30 •	2,952,266	2,961,492
		101,124,798
Information Technology — 9.03%
BCPE Pequod Buyer 6.481% (SOFR01M + 2.75%) 11/25/31 •	3,200,301	3,143,495
Clover Holdings 2 7.426% (SOFR01M + 3.75%) 12/9/31 •	8,665,312	8,502,838
    9

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)
Coreweave Compute Acquisition 8.140% - 8.151% (SOFR01M + 4.50%) 11/15/31 •	975,484	$ 981,352
Disco Parent 6.666% (SOFR03M + 3.00%) 8/6/32 •	716,400	706,549
Epicor Software Tranche F TBD 5/30/31 X	3,000,000	2,869,125
First Advantage Holdings Tranche B 6.482% (SOFR03M + 2.75%) 10/31/31 •	1,342,203	1,341,123
Genesys Cloud Services Holdings II 6.231% (SOFR01M + 2.50%) 1/30/32 •	1,896,125	1,831,340
Icon Parent I 6.446% (SOFR03M + 2.75%) 11/13/31 •	2,957,557	2,774,559
IGT Holding IV AB Tranche B7 6.732% (SOFR03M + 3.00%) 9/1/31 •	2,832,900	2,804,571
ION Platform Finance US 7.482% (SOFR03M + 3.75%) 10/7/32 •	5,715,675	4,542,939
Leia Finco US 6.988% (SOFR03M + 3.25%) 10/9/31 •	942,839	866,823
NTI Buyer 7.897% (SOFR01M + 4.25%) 6/13/33 •	2,825,000	2,810,875
Proofpoint Tranche B 13.464% (SOFR03M + 3.00%) 8/31/28 •	7,174,211	7,111,298
Quartz AcquireCo Tranche B-2 5.982% (SOFR03M + 2.25%) 6/28/30 •	2,058,044	1,745,479
Relativity Intermediate Holdco TBD 1/30/33 X	3,000,000	2,966,250
Shift4 Payments 5.732% (SOFR03M + 2.00%) 7/3/32 •	1,880,000	1,881,175
UKG Tranche B 6.073% (SOFR03M + 2.25%) 2/10/31 •	3,002,312	2,885,408
Veeam Software 1st Lien TBD 4/14/31 X	2,812,915	2,720,617
Xplor T1 6.907% (SOFR03M + 3.25%) 12/1/32 •	2,838,550	2,646,948
		55,132,764
Materials — 11.15%
Ahlstrom Holding 3 Oy Tranche B1 8.244% (SOFR03M + 4.51%) 5/23/30 •	3,816,594	3,829,884
Arsenal Aic Parent Tranche B 6.481% (SOFR01M + 2.75%) 8/18/30 •	1,659,770	1,668,587
Clydesdale Acquisition Holdings
Tranche B 6.906% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,063,671
Tranche B 6.981% (SOFR01M + 3.25%) 4/1/32 •	5,588,130	5,349,238

Form Technologies 9.484% (SOFR03M + 5.75%) 7/19/30 •	5,692,500	5,582,208
Ineos Quattro Holdings UK Tranche B 7.981% (SOFR01M + 4.25%) 10/7/31 •	4,730,125	3,912,206
Ineos US Finance 6.731% (SOFR01M + 3.00%) 2/7/31 •	1,896,053	1,771,861
Mauser Packaging Solutions Holding Company Tranche B 7.152% (SOFR01M + 3.50%) 4/15/30 •	4,234,388	4,207,923
10

	Principal amount°	Value (US $)

Loan Agreements (continued)
Materials (continued)

Olympus Water US Holding Tranche B-6 6.732% (SOFR03M + 3.00%) 6/20/31 •	4,461,890	$ 4,464,795
Plastipak Packaging Tranche B 6.231% (SOFR01M + 2.50%) 9/10/32 •	1,419,275	1,422,084
ProAmpac PG Borrower 1st Lien 7.666% - 7.823% (SOFR03M + 4.00%) 3/7/33 •	4,220,000	4,138,237
Schweitzer-Mauduit International Tranche B 8.231% (SOFR01M + 4.50%) 4/4/33 •	4,445,000	4,450,556
SCIH Salt Holdings Tranche B TBD 7/30/31 X	2,820,000	2,807,223
SCIL USA Holdings Tranche B2 7.653% (SOFR03M + 4.00%) 11/8/32 •	1,900,450	1,911,140
Sparta US HoldCo 6.657% (SOFR03M + 3.00%) 8/2/30 •	3,969,583	3,971,445
Stonepeak Motion Finco Tranche B TBD 6/24/33 X	3,940,000	3,944,105
Sword Purchaser 7.731% (SOFR01M + 4.00%) 4/9/33 •	5,670,000	5,469,186
TricorBraun 6.981% (SOFR01M + 3.25%) 3/3/31 •	950,026	860,961
Usalco 7.231% (SOFR01M + 3.50%) 9/30/31 •	3,092,907	3,098,465
White Cap Supply Holdings Tranche D 7.231% (SOFR01M + 3.50%) 2/10/33 •	1,905,000	1,903,051
Worthington Steel 7.731% (SOFR01M + 4.00%) 6/1/33 •	1,180,000	1,186,084
		68,012,910
Utilities — 5.02%
CPV Three Rivers 6.482% (SOFR03M + 2.75%) 4/15/33 •	931,339	933,862
Hamilton Projects Acquiror 6.231% (SOFR01M + 2.50%) 5/30/31 •	8,871,847	8,903,732
Lackawanna Energy Center Tranche B 6.425% (SOFR01M + 2.75%) 8/5/32 •	908,192	910,745
MRP Buyer 6.982% (SOFR03M + 3.25%) 6/4/32 •	6,695,919	6,746,138
Pathfinder Power TBD 6/22/33 X	4,700,000	4,700,000
Solebury Borrower I Tranche B TBD 8/4/33 X	7,050,000	7,032,375
Venture Global Calcasieu Pass 6.954% (SOFR06M + 3.25%) 4/11/33 •	1,410,000	1,421,104
		30,647,956
Total Loan Agreements (cost $561,919,940)		558,189,070
	Number of shares
Common Stock — 0.01%♣
Consumer Discretionary — 0.01%
Studio City International Holdings ADR †	29,695	55,827
Total Common Stock (cost $89,260)		55,827

    11

Schedule of investments
Nomura Floating Rate Fund
	Number of shares	Value (US $)

Exchange-Traded Fund — 1.00%
Invesco Senior Loan ETF	300,000	$ 6,117,000
Total Exchange-Traded Fund (cost $6,293,313)		6,117,000

Short-Term Investments — 11.89%
Money Market Mutual Funds — 11.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	15,241,266	15,241,266
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	15,241,266	15,241,266
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.63%)	15,241,267	15,241,267
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	15,241,267	15,241,267
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 3.62%)	11,608,083	11,608,083
Total Short-Term Investments (cost $72,573,149)		72,573,149
Total Value of Securities—111.23% (cost $683,485,155)		678,689,173

Liabilities Net of Receivables and Other Assets—(11.23%)		(68,516,025)
Net Assets Applicable to 77,914,831 Shares Outstanding—100.00%		$610,173,148
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of Rule 144A securities was $41,564,487, which represents 6.81% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
12

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2026, the aggregate value of restricted securities was $189,640, which represents 0.03% of the Fund’s net assets. See Note 9 in "Notes to financial statements" and table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after July 31, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	2/7/22	$267,602	$189,640
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2026:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Azuria Water Solutions TBD 4/25/33 X	$268,706	$268,538	$268,054	$484
Coreweave Compute Acquisition TBD 11/15/31 X	1,274,516	1,282,184	1,289,453	(7,269)
First Eagle Holdings TBD 8/16/32 X	704,848	705,949	700,216	5,733
Raven Acquisition Holdings TBD 11/19/31 X	293,667	292,198	292,521	(323)
US Fertility Enterprises TBD 12/10/32 X	92,000	92,518	91,572	946
Total	$2,633,737	$2,641,387	$2,641,816	$(429)
    13

Schedule of investments
Nomura Floating Rate Fund
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
14

Statement of assets and liabilities
Nomura Floating Rate Fund	July 31, 2026
Assets:
Investments, at value*	$678,689,173
Cash	846,561
Receivable for securities sold	7,026,014
Dividends and interest receivable	2,529,240
Receivable for fund shares sold	1,890,056
Prepaid expenses	60,935
Unrealized appreciation on unfunded loan commitments**	7,163
Other assets	1,630
Total Assets	691,050,772
Liabilities:
Payable for securities purchased	76,889,835
Payable for fund shares redeemed	3,213,622
Investment management fees payable to affiliates	256,277
Distribution payable	250,987
Other accrued expenses	222,676
Distribution fees payable to affiliates	29,492
Unrealized depreciation on unfunded loan commitments**	7,592
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,530
Accounting and administration expenses payable to affiliates	2,626
Legal fees payable to affiliates	987
Total Liabilities	80,877,624
Total Net Assets	$610,173,148

Net Assets Consist of:
Paid-in capital	$670,296,948
Total distributable earnings (loss)	(60,123,800)
Total Net Assets	$610,173,148
    15

Statement of assets and liabilities
Nomura Floating Rate Fund

Net Asset Value

Class A:
Net assets	$78,869,148
Shares of beneficial interest outstanding, unlimited authorization, no par	10,069,354
Net asset value per share	$7.83
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.05

Class C:
Net assets	$14,238,088
Shares of beneficial interest outstanding, unlimited authorization, no par	1,817,935
Net asset value per share	$7.83

Class R:
Net assets	$1,634,735
Shares of beneficial interest outstanding, unlimited authorization, no par	208,783
Net asset value per share	$7.83

Institutional Class:
Net assets	$510,681,943
Shares of beneficial interest outstanding, unlimited authorization, no par	65,213,013
Net asset value per share	$7.83

Class R6:
Net assets	$4,749,234
Shares of beneficial interest outstanding, unlimited authorization, no par	605,746
Net asset value per share	$7.84
*Investments, at cost	$683,485,155
**See Note 9 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
16

Statement of operations
Nomura Floating Rate Fund	Year ended July 31, 2026
Investment Income:
Interest	$43,640,438
Dividends	1,696,654
45,337,092

Expenses:
Management fees	3,128,383
Distribution expenses — Class A	206,089
Distribution expenses — Class C	149,498
Distribution expenses — Class R	7,919
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	602,372
Accounting and administration expenses	136,928
Registration fees	122,340
Reports and statements to shareholders expenses	73,512
Legal fees	69,886
Audit and tax fees	56,297
Trustees’ fees	35,652
Custodian fees	8,818
Other	54,206
4,651,900
Less expenses paid indirectly	(7,942)
Total operating expenses	4,643,958
Net Investment Income (Loss)	40,693,134

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(106,393)
Net change in unrealized appreciation (depreciation) on investments	(8,880,012)
Net Realized and Unrealized Gain (Loss)	(8,986,405)
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,706,729
See accompanying notes, which are an integral part of the financial statements.
    17

Statements of changes in net assets
Nomura Floating Rate Fund
	Year ended
	7/31/26	7/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$40,693,134	$53,258,542
Net realized gain (loss)	(106,393)	(9,786,894) [1]
Net increase from payment by affiliates	—	2,758[2]
Net change in unrealized appreciation (depreciation)	(8,880,012)	6,436,939
Net increase (decrease) in net assets resulting from operations	31,706,729	49,911,345

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,213,941)	(6,387,549)
Class C	(831,957)	(1,042,162)
Class R	(96,032)	(125,673)
Institutional Class	(34,646,577)	(46,211,321)
Class R6	(405,999)	(636,234)
	(41,194,506)	(54,402,939)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	16,050,758	37,316,082
Class C	1,521,676	4,572,561
Class R	153,120	198,920
Institutional Class	187,103,687	406,936,877
Class R6	2,094,464	2,898,207

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,090,177	6,259,133
Class C	800,762	1,003,860
Class R	95,737	124,232
Institutional Class	31,561,180	42,007,429
Class R6	348,621	472,336
	244,820,182	501,789,637
18

	Year ended
	7/31/26	7/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(29,930,530)	$(34,839,144)
Class C	(3,563,624)	(4,688,364)
Class R	(170,229)	(377,145)
Institutional Class	(297,954,494)	(364,751,448)
Class R6	(5,329,000)	(4,922,737)
	(336,947,877)	(409,578,838)
Increase (decrease) in net assets derived from capital share transactions	(92,127,695)	92,210,799
Net Increase (Decrease) in Net Assets	(101,615,472)	87,719,205

Net Assets:
Beginning of year	711,788,620	624,069,415
End of year	$610,173,148	$711,788,620
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    19

Financial highlights
Nomura Floating Rate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Year ended
7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
$7.95	$7.98	$7.91	$7.89	$8.23

0.49	0.58	0.71	0.59	0.30
(0.11)	(0.01)	0.07	0.02	(0.34)
—	—[2]	—	—	—
0.38	0.57	0.78	0.61	(0.04)

(0.50)	(0.60)	(0.71)	(0.59)	(0.30)
(0.50)	(0.60)	(0.71)	(0.59)	(0.30)

$7.83	$7.95	$7.98	$7.91	$7.89

4.90%	7.33%[2]	10.18%	8.00%[4]	(0.56%)[4]

$78,869	$88,865	$80,549	$66,676	$72,746
0.93%	0.90%	0.93%	0.94%	0.92%
0.93%	0.90%	0.93%	0.95%	0.93%
6.25%	7.31%	8.89%	7.55%	3.75%
6.25%	7.31%	8.89%	7.54%	3.74%
65%	92%	104%	60%	45%
21

Financial highlights
Nomura Floating Rate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
22

Year ended
7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
$7.95	$7.98	$7.91	$7.89	$8.23

0.43	0.52	0.65	0.53	0.24
(0.11)	(0.01)	0.07	0.02	(0.34)
—	—[2]	—	—	—
0.32	0.51	0.72	0.55	(0.10)

(0.44)	(0.54)	(0.65)	(0.53)	(0.24)
(0.44)	(0.54)	(0.65)	(0.53)	(0.24)

$7.83	$7.95	$7.98	$7.91	$7.89

4.12%	6.53%[2]	9.37%	7.20%[4]	(1.30%)[4]

$14,238	$15,697	$14,894	$12,273	$12,948
1.68%	1.65%	1.68%	1.69%	1.67%
1.68%	1.65%	1.68%	1.70%	1.68%
5.49%	6.56%	8.14%	6.80%	3.00%
5.49%	6.56%	8.14%	6.79%	2.99%
65%	92%	104%	60%	45%
23

Financial highlights
Nomura Floating Rate Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
24

Year ended
7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
$7.94	$7.98	$7.91	$7.88	$8.23

0.47	0.56	0.69	0.57	0.28
(0.10)	(0.02)	0.07	0.03	(0.35)
—	—[2]	—	—	—
0.37	0.54	0.76	0.60	(0.07)

(0.48)	(0.58)	(0.69)	(0.57)	(0.28)
(0.48)	(0.58)	(0.69)	(0.57)	(0.28)

$7.83	$7.94	$7.98	$7.91	$7.88

4.76%	6.93%[2]	9.91%	7.87%[4]	(0.92%)[4]

$1,635	$1,579	$1,641	$1,432	$1,111
1.18%	1.15%	1.18%	1.19%	1.17%
1.18%	1.15%	1.18%	1.20%	1.18%
5.98%	7.06%	8.64%	7.30%	3.50%
5.98%	7.06%	8.64%	7.29%	3.49%
65%	92%	104%	60%	45%
25

Financial highlights
Nomura Floating Rate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
26

Year ended
7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
$7.95	$7.98	$7.91	$7.89	$8.23

0.51	0.60	0.73	0.61	0.32
(0.11)	(0.02)	0.07	0.02	(0.34)
—	—[2]	—	—	—
0.40	0.58	0.80	0.63	(0.02)

(0.52)	(0.61)	(0.73)	(0.61)	(0.32)
(0.52)	(0.61)	(0.73)	(0.61)	(0.32)

$7.83	$7.95	$7.98	$7.91	$7.89

5.16%	7.60%[2]	10.46%	8.27%[4]	(0.31%)[4]

$510,682	$597,917	$517,660	$471,869	$654,307
0.68%	0.65%	0.68%	0.69%	0.67%
0.68%	0.65%	0.68%	0.70%	0.68%
6.49%	7.54%	9.14%	7.80%	4.00%
6.49%	7.54%	9.14%	7.79%	3.99%
65%	92%	104%	60%	45%
27

Financial highlights
Nomura Floating Rate Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2022.
See accompanying notes, which are an integral part of the financial statements.
28

Year ended				8/31/21[1] to 7/31/22
7/31/26	7/31/25	7/31/24	7/31/23
$7.95	$7.99	$7.92	$7.89	$8.24

0.52	0.61	0.74	0.62	0.33
(0.11)	(0.03)	0.06	0.02	(0.38)
—	—[3]	—	—	—
0.41	0.58	0.80	0.64	(0.05)

(0.52)	(0.62)	(0.73)	(0.61)	(0.30)
(0.52)	(0.62)	(0.73)	(0.61)	(0.30)

$7.84	$7.95	$7.99	$7.92	$7.89

5.38%	7.53%[3]	10.55%	8.48%[5]	(0.69%)[5]

$4,749	$7,731	$9,325	$7,022	$4,986
0.60%	0.58%	0.60%	0.62%	0.60%
0.60%	0.58%	0.60%	0.63%	0.61%
6.60%	7.64%	9.22%	7.87%	4.07%
6.60%	7.64%	9.22%	7.86%	4.06%
65%	92%	104%	60%	45%[7]
29

Notes to financial statements
Nomura Floating Rate Fund	July 31, 2026
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Corporate Bond Fund (formerly, Macquarie Corporate Bond Fund through November 30, 2025), Nomura Extended Duration Bond Fund (formerly, Macquarie Extended Duration Bond Fund through November 30, 2025), and Nomura Floating Rate Fund (formerly, Macquarie Floating Rate Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Valuations for fixed income securities utilize
30

matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2026, and for all open tax years (years ended July 31, 2023–July 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended July 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
    31

Notes to financial statements
Nomura Floating Rate Fund
1. Significant Accounting Policies (continued)
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of collateralized loan obligations are classified as interest income. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement
32

users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of July 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended July 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2026, the Fund earned $7,454 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2026, the Fund earned $488 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
    33

Notes to financial statements
Nomura Floating Rate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 30, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Floating Rate Fund went effective.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.68% of the Fund's Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.60% of the Fund’s Class R6 shares’ average daily net assets from August 1, 2025 through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from August 1, 2025 through November 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.93%	1.68%	1.18%	0.68%	0.60%
Prior to the Closing Date, DMC sought investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (each, a Prior Affiliated Sub-Advisor and collectively, the Prior Affiliated Sub-Advisors). Prior to the Closing Date, DMC also permitted these Prior Affiliated Sub-Advisors to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believed it would have been beneficial to utilize a Prior Affiliated Sub-Advisor's specialized market knowledge. Although the Prior Affiliated Sub-Advisors served as sub-advisors, DMC had ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, paid each Prior Affiliated Sub-Advisor a portion of its investment management fee. As of the Closing Date, each Prior Affiliated Sub-Advisor no longer serves as a sub-advisor to the Fund.
34

Effective on the Closing Date, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) serves as a sub-advisor to the Fund. Pursuant to the terms of the sub-advisory agreement, an investment sub-advisory fee is paid by DMC to MAMCA. DMC will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest based on the evaluation of economic and market conditions and the assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2026, the Fund paid $32,737 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended July 31, 2026, the Fund paid $43,916 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its
    35

Notes to financial statements
Nomura Floating Rate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
affiliates that provide legal and regulatory reporting services to the Fund. For the year ended July 31, 2026, the Fund paid $11,478 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended July 31, 2026, DDLP earned $4,886 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2026, DDLP received gross CDSC commissions of $973 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended July 31, 2025, DMC reimbursed the Fund $2,758 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
3. Investments
For the year ended July 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$403,839,039
Sales	529,845,389
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$683,494,718
Aggregate unrealized appreciation of investments	$3,056,847
Aggregate unrealized depreciation of investments	(7,862,392)
Net unrealized depreciation of investments	$(4,805,545)
36

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$21,526,931	$—	$21,526,931
Common Stock	55,827	—	—	55,827
    37

Notes to financial statements
Nomura Floating Rate Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$—	$189,640	$189,640
Corporate Bonds	—	20,037,556	—	20,037,556
Exchange-Traded Fund	6,117,000	—	—	6,117,000
Loan Agreements	—	558,189,070	—	558,189,070
Short-Term Investments	72,573,149	—	—	72,573,149
Total Value of Securities	$78,745,976	$599,753,557	$189,640	$678,689,173
During the year ended July 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2026 and 2025 were as follows:
	Year ended
	7/31/26	7/31/25
Ordinary income	$41,194,506	$54,402,939
38

5. Components of Net Assets on a Tax Basis
As of July 31, 2026, the components of net assets on a tax basis were as follows:
Paid-in capital	$670,296,948
Undistributed ordinary income	235,165
Distributions payable	(250,987)
Capital loss carryforwards	(55,302,004)*
Unrealized appreciation (depreciation) of investments	(4,805,974)
Net assets	$610,173,148
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on unfunded loan commitments.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, distributions payable, and tax treatment of market discount and premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2026, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2026, capital loss carryforwards available to offset future realized capital gains are as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 20,221,682	$35,080,322	$ 55,302,004
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	7/31/26	7/31/25
Shares sold:
Class A	2,038,122	4,686,262
Class C	193,770	573,028
Class R	19,505	24,866
Institutional Class	23,747,554	51,051,549
Class R6	265,653	363,646
    39

Notes to financial statements
Nomura Floating Rate Fund
6. Capital Shares (continued)
	Year ended
	7/31/26	7/31/25

Shares issued upon reinvestment of dividends and distributions:
Class A	647,097	785,898
Class C	101,833	126,053
Class R	12,178	15,609
Institutional Class	4,013,330	5,277,051
Class R6	44,260	59,259
	31,083,302	62,963,221

Shares redeemed:
Class A	(3,798,608)	(4,380,600)
Class C	(453,087)	(589,669)
Class R	(21,706)	(47,339)
Institutional Class	(37,803,334)	(45,932,048)
Class R6	(676,054)	(618,183)
	(42,752,789)	(51,567,839)
Net increase (decrease)	(11,669,487)	11,395,382
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the years ended July 31, 2026 and 2025, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
7/31/26	515	14,675	821	5,025	10,166	820	$126,306
7/31/25	11,379	13,492	23,870	14,367	22,469	11,904	386,868
7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its
40

particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of July 31, 2026, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has
    41

Notes to financial statements
Nomura Floating Rate Fund
8. Securities Lending (continued)
agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended July 31, 2026, the Fund had no securities out on loan.
9. Credit and Market Risks
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund
42

to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2026, that would require recognition or disclosure in the Fund’s financial statements.
    43

Report of independent registered public accounting firm
To the Shareholders of Nomura Floating Rate Fund and Board of Trustees of Delaware Group Income Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Floating Rate Fund (formerly Macquarie Floating Rate Fund) (the “Fund”), a series of Delaware Group Income Funds, as of July 31, 2026, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended July 31, 2025, and prior, were audited by other auditors whose report dated September 30, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 29, 2026
44

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended July 31, 2026, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund's total distributions.
For the fiscal year ended July 31, 2026, certain distributions paid by the Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital Gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended July 31, 2026, the Fund has reported maximum distributions of Qualified Interest Income of $35,395,393.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 96.15%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Floating Rate Fund (formerly, Macquarie Floating Rate Fund) (the "Fund") for the fiscal year ending July 31, 2026.
PwC’s reports on the financial statements for the fiscal years ended July 31, 2024 and July 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended July 31, 2024 and July 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the
    45

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended July 31, 2024 and July 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated October 2, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
46

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5854033)
AR-DDFLX-0926
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund (formerly, Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund) and Nomura Floating Rate Fund (formerly, Macquarie Floating Rate Fund) (for purposes of this paragraph, each, a Fund and collectively, the “Funds”) for the fiscal year ending July 31, 2026.

PwC’s reports on the financial statements for the fiscal years ended July 31, 2024 and July 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In addition, during the fiscal years ended July 31, 2024 and July 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended July 31, 2024 and July 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated October 2, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND.PUB.ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Income Funds

/s/ SHAWN K. LYTLE
By: Shawn K. Lytle
Title: President and Principal Executive Officer
Date: October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By: Shawn K. Lytle
Title: President and Principal Executive Officer
Date: October 5, 2026

/s/ RICHARD SALUS
By: Richard Salus
Title: Principal Financial Officer
Date: October 5, 2026